JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 43.9%
U.S. Treasury Bonds
6.13%, 11/15/2027	2,134,000	2,250,703
6.13%, 8/15/2029	2,100,000	2,278,664
5.38%, 2/15/2031	3,169,000	3,384,393
4.75%, 2/15/2037	2,377,000	2,502,164
5.00%, 5/15/2037	3,978,000	4,283,187
4.38%, 2/15/2038	3,595,000	3,644,431
4.50%, 5/15/2038	3,735,000	3,828,375
3.50%, 2/15/2039	2,961,000	2,715,792
4.25%, 5/15/2039	4,314,000	4,285,015
4.50%, 8/15/2039	2,015,000	2,052,781
4.38%, 11/15/2039	1,148,000	1,153,023
4.63%, 2/15/2040	2,598,000	2,679,188
4.38%, 5/15/2040	4,256,000	4,270,630
3.88%, 8/15/2040	3,782,000	3,576,354
1.38%, 11/15/2040	3,978,400	2,596,528
1.88%, 2/15/2041	6,070,000	4,284,092
4.75%, 2/15/2041	1,891,000	1,976,981
2.25%, 5/15/2041	5,223,000	3,902,560
1.75%, 8/15/2041	3,066,000	2,095,898
2.00%, 11/15/2041	3,437,000	2,433,289
3.13%, 11/15/2041	1,099,000	930,887
2.38%, 2/15/2042	5,443,000	4,080,549
3.13%, 2/15/2042	1,436,000	1,210,952
3.00%, 5/15/2042	789,000	650,432
3.38%, 8/15/2042	3,664,000	3,184,818
4.00%, 11/15/2042	562,000	531,968
3.13%, 2/15/2043	576,000	478,980
3.88%, 2/15/2043	6,142,000	5,700,544
2.88%, 5/15/2043	402,000	320,595
3.88%, 5/15/2043	6,041,000	5,601,140
3.63%, 8/15/2043	808,000	720,130
4.38%, 8/15/2043	3,898,000	3,863,283
3.75%, 11/15/2043	817,000	740,023
4.63%, 5/15/2044	67,000	68,392
4.13%, 8/15/2044	1,727,000	1,647,396
3.00%, 11/15/2044	511,000	409,199
2.50%, 2/15/2045	3,889,000	2,851,731
2.88%, 8/15/2045	4,081,000	3,183,180
2.50%, 5/15/2046	2,846,000	2,055,346
2.25%, 8/15/2046	447,000	306,405
3.00%, 2/15/2047	174,000	136,563
3.00%, 5/15/2047	4,610,000	3,610,206
3.38%, 11/15/2048	785,000	652,531
3.00%, 2/15/2049	4,078,000	3,162,362
2.88%, 5/15/2049	3,269,000	2,473,203
2.25%, 8/15/2049	3,662,000	2,426,647
2.38%, 11/15/2049	6,090,000	4,144,055
2.00%, 2/15/2050	5,560,000	3,463,706

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
1.25%, 5/15/2050	7,211,000	3,687,750
1.38%, 8/15/2050	871,000	458,636
1.63%, 11/15/2050	8,919,000	5,019,725
1.88%, 2/15/2051	6,489,000	3,897,456
2.38%, 5/15/2051	3,983,000	2,691,637
2.00%, 8/15/2051	5,199,000	3,209,570
1.88%, 11/15/2051	4,787,000	2,852,753
2.25%, 2/15/2052	5,868,000	3,838,956
2.88%, 5/15/2052	5,639,000	4,240,704
3.00%, 8/15/2052	4,276,000	3,299,869
4.00%, 11/15/2052	898,000	836,824
3.63%, 2/15/2053	7,192,000	6,279,515
3.63%, 5/15/2053	4,631,000	4,046,336
4.13%, 8/15/2053	3,662,000	3,498,354
4.75%, 11/15/2053	1,000,000	1,059,219
4.25%, 2/15/2054	1,622,000	1,587,279
4.25%, 8/15/2054	2,951,000	2,892,441
U.S. Treasury Notes
0.25%, 9/30/2025	3,955,000	3,822,137
0.38%, 11/30/2025	3,582,000	3,443,337
4.00%, 12/15/2025	10,000	9,964
0.38%, 12/31/2025	4,028,000	3,860,114
2.63%, 12/31/2025	2,426,000	2,382,313
4.25%, 12/31/2025	1,519,000	1,517,101
0.38%, 1/31/2026	15,546,000	14,851,288
1.63%, 2/15/2026	584,000	565,704
0.50%, 2/28/2026	19,768,000	18,863,768
2.50%, 2/28/2026	4,811,000	4,706,887
0.75%, 3/31/2026	7,091,000	6,769,966
2.25%, 3/31/2026	5,025,000	4,893,683
0.75%, 4/30/2026	7,047,000	6,709,515
2.38%, 4/30/2026	194,000	189,021
1.63%, 5/15/2026	1,213,000	1,168,271
3.63%, 5/15/2026	4,211,000	4,173,989
0.75%, 5/31/2026	7,034,000	6,679,827
0.88%, 6/30/2026	6,256,000	5,936,357
4.50%, 7/15/2026	524,000	526,149
0.63%, 7/31/2026	5,886,000	5,548,015
1.50%, 8/15/2026	3,478,000	3,324,343
0.75%, 8/31/2026	142,000	133,785
1.38%, 8/31/2026	1,084,000	1,032,891
3.75%, 8/31/2026	4,626,000	4,590,221
0.88%, 9/30/2026	2,847,000	2,681,741
1.63%, 9/30/2026	4,072,000	3,889,873
1.13%, 10/31/2026	9,361,000	8,837,735
1.63%, 10/31/2026	4,426,000	4,220,260
4.13%, 10/31/2026	2,436,000	2,433,240
2.00%, 11/15/2026	3,808,000	3,654,193
4.63%, 11/15/2026	6,148,000	6,198,433

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
1.25%, 11/30/2026	6,343,000	5,990,914
1.63%, 11/30/2026	4,300,000	4,093,063
1.25%, 12/31/2026	4,208,000	3,966,040
1.75%, 12/31/2026	4,374,000	4,166,577
1.50%, 1/31/2027	4,082,000	3,858,447
2.25%, 2/15/2027	4,606,000	4,422,480
4.13%, 2/15/2027	6,434,000	6,427,968
1.13%, 2/28/2027	4,518,000	4,227,154
1.88%, 2/28/2027	4,627,000	4,402,518
0.63%, 3/31/2027	4,422,000	4,080,677
2.50%, 3/31/2027	4,187,000	4,036,857
0.50%, 4/30/2027	4,989,000	4,575,069
2.75%, 4/30/2027	3,896,000	3,773,641
2.38%, 5/15/2027	2,403,000	2,305,003
0.50%, 5/31/2027	828,000	757,038
2.63%, 5/31/2027	4,534,000	4,372,830
0.50%, 6/30/2027	1,440,000	1,313,100
3.25%, 6/30/2027	4,366,000	4,273,905
0.38%, 7/31/2027	3,731,000	3,381,219
2.75%, 7/31/2027	4,275,000	4,127,713
2.25%, 8/15/2027	3,603,000	3,432,139
3.75%, 8/15/2027	1,602,000	1,587,232
0.50%, 8/31/2027	5,101,000	4,626,766
3.13%, 8/31/2027	2,576,000	2,509,990
0.38%, 9/30/2027	5,898,000	5,313,729
4.13%, 9/30/2027	1,301,000	1,301,813
3.88%, 10/15/2027	3,148,000	3,128,817
0.50%, 10/31/2027	5,845,000	5,271,003
4.13%, 10/31/2027	1,295,000	1,296,012
2.25%, 11/15/2027	5,538,000	5,253,745
0.63%, 11/30/2027	6,026,000	5,439,877
3.88%, 11/30/2027	2,983,000	2,963,890
0.63%, 12/31/2027	6,293,000	5,666,158
3.88%, 12/31/2027	2,439,000	2,423,375
0.75%, 1/31/2028	6,590,000	5,937,693
2.75%, 2/15/2028	1,633,000	1,566,915
1.13%, 2/29/2028	6,589,000	5,995,990
4.00%, 2/29/2028	4,061,000	4,047,358
1.25%, 3/31/2028	5,136,000	4,682,186
3.63%, 3/31/2028	3,211,000	3,163,588
1.25%, 4/30/2028	2,311,000	2,102,288
3.50%, 4/30/2028	5,466,000	5,361,804
2.88%, 5/15/2028	4,155,000	3,992,046
1.25%, 5/31/2028	2,519,000	2,286,977
3.63%, 5/31/2028	4,603,000	4,532,517
1.00%, 7/31/2028	934,000	836,514
2.88%, 8/15/2028	4,104,000	3,929,901
1.13%, 8/31/2028	6,088,000	5,464,456
1.25%, 9/30/2028	396,000	356,183

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
4.63%, 9/30/2028	6,109,000	6,222,589
1.38%, 10/31/2028	6,031,000	5,440,622
4.88%, 10/31/2028	4,688,000	4,818,751
3.13%, 11/15/2028	1,940,000	1,871,494
4.38%, 11/30/2028	5,624,000	5,681,119
3.75%, 12/31/2028	6,662,000	6,574,041
2.63%, 2/15/2029	1,368,000	1,291,157
2.38%, 3/31/2029	531,000	494,867
2.88%, 4/30/2029	4,299,000	4,090,767
2.38%, 5/15/2029	2,556,000	2,379,676
2.75%, 5/31/2029	4,576,000	4,323,248
3.25%, 6/30/2029	3,009,000	2,903,215
2.63%, 7/31/2029	4,847,000	4,548,985
3.13%, 8/31/2029	4,494,000	4,307,569
3.63%, 8/31/2029	7,433,000	7,291,889
3.88%, 9/30/2029	4,866,000	4,821,142
4.00%, 10/31/2029	4,564,000	4,549,024
1.75%, 11/15/2029	168,000	150,898
3.88%, 11/30/2029	4,296,000	4,257,067
3.88%, 12/31/2029	3,712,000	3,677,200
3.50%, 1/31/2030	4,337,000	4,220,104
1.50%, 2/15/2030	5,614,000	4,939,004
4.00%, 2/28/2030	4,153,000	4,136,777
3.63%, 3/31/2030	5,315,000	5,199,150
3.50%, 4/30/2030	5,437,000	5,284,509
0.63%, 5/15/2030	6,768,000	5,630,659
3.75%, 5/31/2030	4,457,000	4,383,529
3.75%, 6/30/2030	3,760,000	3,696,550
4.00%, 7/31/2030	3,619,000	3,602,036
0.63%, 8/15/2030	9,059,000	7,471,552
4.13%, 8/31/2030	4,003,000	4,008,317
4.63%, 9/30/2030	2,605,000	2,675,823
4.88%, 10/31/2030	1,342,000	1,396,099
0.88%, 11/15/2030	4,925,000	4,100,832
4.38%, 11/30/2030	2,669,000	2,707,158
3.75%, 12/31/2030	942,000	924,411
1.13%, 2/15/2031	5,984,000	5,032,170
4.13%, 3/31/2031	1,920,000	1,921,500
4.63%, 4/30/2031	5,828,000	5,996,010
1.63%, 5/15/2031	9,064,000	7,797,872
4.63%, 5/31/2031	4,079,000	4,196,590
1.25%, 8/15/2031	9,740,000	8,119,203
3.75%, 8/31/2031	6,021,000	5,892,113
3.63%, 9/30/2031	6,060,000	5,885,775
1.38%, 11/15/2031	7,030,000	5,871,148
1.88%, 2/15/2032	9,129,000	7,856,646
2.88%, 5/15/2032	5,324,000	4,897,248
2.75%, 8/15/2032	6,649,000	6,043,318
4.13%, 11/15/2032	4,318,000	4,318,675

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
3.50%, 2/15/2033	4,575,000	4,369,840
3.38%, 5/15/2033	4,637,000	4,380,516
3.88%, 8/15/2033	163,000	159,587
4.50%, 11/15/2033	638,000	653,850
4.00%, 2/15/2034	2,229,000	2,199,396
4.38%, 5/15/2034	4,124,000	4,187,793
3.88%, 8/15/2034	4,218,000	4,117,822
Total U.S. Treasury Obligations (Cost $762,316,227)		730,802,493
Mortgage-Backed Securities — 25.2%
FHLMC Gold Pools, 15 Year
Pool # J15449, 4.00%, 5/1/2026	14,997	14,909
Pool # G14781, 3.50%, 3/1/2027	7,897	7,784
Pool # G15201, 4.00%, 5/1/2027	307	305
Pool # J20129, 2.50%, 8/1/2027	26,709	26,072
Pool # G15438, 4.00%, 9/1/2027	1,349	1,339
Pool # G15602, 2.50%, 11/1/2027	17,108	16,710
Pool # E09028, 2.00%, 3/1/2028	39,128	37,729
Pool # J23362, 2.00%, 4/1/2028	37,741	36,360
Pool # G18466, 2.00%, 5/1/2028	5,526	5,320
Pool # G18465, 2.50%, 5/1/2028	10,032	9,734
Pool # G15601, 2.50%, 1/1/2029	20,994	20,370
Pool # G14957, 3.50%, 1/1/2029	48,975	48,120
Pool # G16570, 4.00%, 7/1/2029	237	235
Pool # G18540, 2.50%, 2/1/2030	15,914	15,236
Pool # G18556, 2.50%, 6/1/2030	21,463	20,500
Pool # V60840, 3.00%, 6/1/2030	5,391	5,224
Pool # G16622, 3.00%, 11/1/2030	22,067	21,320
Pool # G16019, 3.50%, 12/1/2030	3,772	3,746
Pool # J36524, 3.00%, 3/1/2032	77,765	74,470
Pool # J36660, 3.00%, 3/1/2032	24,000	23,034
Pool # G16568, 2.50%, 4/1/2033	2,087	1,961
FHLMC Gold Pools, 30 Year
Pool # V81680, 4.50%, 12/1/2034	57,718	56,942
Pool # A30892, 5.00%, 1/1/2035	34,387	34,692
Pool # A39210, 5.50%, 10/1/2035	15,869	16,264
Pool # V83754, 5.50%, 1/1/2036	23,736	24,100
Pool # A82255, 5.50%, 9/1/2036	92,855	94,705
Pool # G03381, 5.50%, 9/1/2037	15,202	15,573
Pool # A89760, 4.50%, 12/1/2039	15,169	15,021
Pool # A92197, 5.00%, 5/1/2040	47,412	48,058
Pool # G06856, 6.00%, 5/1/2040	3,109	3,249
Pool # A93359, 4.00%, 8/1/2040	803	774
Pool # G06222, 4.00%, 1/1/2041	164,549	158,835
Pool # Q03516, 4.50%, 9/1/2041	18,224	18,045
Pool # Q04088, 3.50%, 10/1/2041	16,141	15,079
Pool # Q04688, 4.00%, 11/1/2041	2,433	2,339
Pool # G08477, 3.50%, 2/1/2042	4	4
Pool # Q06771, 3.00%, 3/1/2042	31,535	28,590

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # C03858, 3.50%, 4/1/2042	80,962	75,626
Pool # Q08646, 3.50%, 6/1/2042	16,584	15,491
Pool # G60737, 4.50%, 8/1/2042	1,903	1,884
Pool # Q11220, 3.50%, 9/1/2042	69,966	65,355
Pool # Q13477, 3.00%, 12/1/2042	2,125	1,924
Pool # Q14321, 3.00%, 12/1/2042	23,717	21,477
Pool # C04420, 3.00%, 1/1/2043	137,673	124,672
Pool # Q14694, 3.00%, 1/1/2043	2,373	2,148
Pool # G61723, 3.50%, 1/1/2043	53,490	50,074
Pool # C09031, 2.50%, 2/1/2043	74,658	65,227
Pool # V80026, 3.00%, 4/1/2043	42,065	38,092
Pool # Q17374, 4.00%, 4/1/2043	2,650	2,554
Pool # Z40090, 4.50%, 9/1/2044	22,369	21,956
Pool # G61617, 4.50%, 1/1/2045	16,204	16,045
Pool # G08651, 4.00%, 6/1/2045	78,225	74,540
Pool # G08653, 3.00%, 7/1/2045	38,621	34,579
Pool # Q35223, 4.00%, 8/1/2045	9,058	8,510
Pool # G60238, 3.50%, 10/1/2045	544,831	504,813
Pool # G60506, 3.50%, 4/1/2046	31,497	29,120
Pool # G08710, 3.00%, 6/1/2046	26,408	23,538
Pool # Q41024, 3.00%, 6/1/2046	461,643	412,337
Pool # G08724, 2.50%, 9/1/2046	10,043	8,620
Pool # G61070, 3.00%, 9/1/2046	388,146	351,469
Pool # G61730, 3.00%, 9/1/2046	103,636	93,855
Pool # G61235, 4.50%, 9/1/2046	17,641	17,316
Pool # G08736, 2.50%, 12/1/2046	10,631	9,125
Pool # Q45872, 3.00%, 1/1/2047	265,043	236,035
Pool # G08747, 3.00%, 2/1/2047	136,070	121,388
Pool # G61623, 3.00%, 4/1/2047	20,182	18,038
Pool # G60985, 3.00%, 5/1/2047	74,152	66,215
Pool # G60996, 3.50%, 5/1/2047	5,992	5,530
Pool # Q47884, 4.00%, 5/1/2047	14,562	13,849
Pool # V83233, 4.00%, 6/1/2047	74,764	71,120
Pool # G08775, 4.00%, 8/1/2047	25,358	23,983
Pool # Q50152, 4.00%, 8/1/2047	59,755	56,717
Pool # Q51268, 3.50%, 10/1/2047	40,285	37,180
Pool # G08787, 3.00%, 11/1/2047	245,063	218,238
Pool # G61681, 3.00%, 12/1/2047	5,608	4,995
Pool # Q52866, 3.00%, 12/1/2047	19,954	17,929
Pool # G08793, 4.00%, 12/1/2047	23,608	22,407
Pool # Q53751, 3.50%, 1/1/2048	68,336	63,067
Pool # G08812, 3.00%, 4/1/2048	8,404	7,485
Pool # G61866, 4.00%, 6/1/2048	18,361	17,633
Pool # G08842, 4.00%, 10/1/2048	9,786	9,284
Pool # G61885, 4.50%, 11/1/2048	22,305	21,744
Pool # G08862, 4.00%, 2/1/2049	15,930	15,110
Pool # Q61487, 4.00%, 2/1/2049	29,396	27,893
FHLMC UMBS, 15 Year
Pool # ZK2080, 4.00%, 1/1/2025	411	409

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # ZA2587, 4.00%, 9/1/2025	518	515
Pool # ZK2723, 3.50%, 11/1/2025	2,402	2,383
Pool # ZK3540, 3.00%, 9/1/2026	16,639	16,380
Pool # ZS8460, 3.00%, 4/1/2027	6,550	6,429
Pool # SB0031, 3.50%, 10/1/2027	4,717	4,678
Pool # ZS6674, 2.50%, 4/1/2028	613	594
Pool # ZS7140, 2.00%, 1/1/2029	101,738	97,560
Pool # ZS7751, 3.00%, 1/1/2029	46,348	45,257
Pool # SB0071, 2.50%, 5/1/2030	11,659	11,348
Pool # ZS7331, 3.00%, 12/1/2030	15,558	15,011
Pool # ZS7888, 2.50%, 10/1/2032	2,157	2,032
Pool # ZK9070, 3.00%, 11/1/2032	449,877	430,409
Pool # SB0256, 4.00%, 11/1/2033	1,456	1,449
Pool # SB0077, 3.50%, 10/1/2034	29,845	28,883
Pool # SB0302, 3.00%, 4/1/2035	355,066	337,410
Pool # QN2407, 2.00%, 6/1/2035	99,571	89,985
Pool # SB8500, 2.50%, 7/1/2035	276,783	256,323
Pool # RC1712, 1.50%, 12/1/2035	887,816	780,078
Pool # SB8090, 2.50%, 2/1/2036	729,010	676,659
Pool # QN6095, 2.00%, 5/1/2036	117,208	105,609
Pool # QN6718, 2.00%, 6/1/2036	249,986	224,972
Pool # QN8347, 1.50%, 10/1/2036	289,772	252,971
Pool # SB8127, 1.50%, 11/1/2036	290,433	253,364
Pool # SB8131, 1.50%, 12/1/2036	587,713	513,061
Pool # SB8136, 1.50%, 1/1/2037	373,026	325,410
Pool # SB8140, 1.50%, 2/1/2037	452,222	394,742
Pool # SB8141, 2.00%, 2/1/2037	1,462,390	1,311,421
FHLMC UMBS, 20 Year
Pool # ZA2277, 3.00%, 9/1/2032	51,412	48,922
Pool # ZJ9491, 3.50%, 12/1/2032	11,116	10,754
Pool # ZS9164, 3.00%, 9/1/2033	2,197	2,084
Pool # SC0107, 3.50%, 11/1/2034	4,077	3,946
Pool # ZA2463, 3.50%, 6/1/2037	24,287	23,176
Pool # RB5026, 2.50%, 11/1/2039	30,580	27,087
Pool # QK0157, 2.50%, 1/1/2040	14,711	13,045
Pool # RB5032, 2.50%, 2/1/2040	24,978	22,301
Pool # RB5037, 2.50%, 3/1/2040	2,524	2,253
Pool # RB5043, 2.50%, 4/1/2040	34,236	30,529
Pool # RB5048, 2.50%, 5/1/2040	72,937	65,024
Pool # SC0131, 1.50%, 3/1/2041	178,231	146,623
Pool # SC0134, 1.50%, 3/1/2041	181,430	149,235
Pool # RB5145, 2.00%, 2/1/2042	1,378,944	1,162,089
Pool # RB5154, 2.50%, 4/1/2042	823,698	718,528
FHLMC UMBS, 30 Year
Pool # ZI3765, 5.50%, 11/1/2035	23,621	24,179
Pool # ZS2546, 5.00%, 2/1/2039	13,124	13,287
Pool # ZJ0449, 4.00%, 9/1/2040	17,324	16,702
Pool # ZL3548, 3.50%, 8/1/2042	52,533	49,009
Pool # ZA4209, 3.00%, 4/1/2043	645,565	583,085

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # ZS3712, 3.50%, 4/1/2043	126,502	118,268
Pool # ZS4077, 3.50%, 1/1/2044	17,506	16,321
Pool # ZS4592, 4.00%, 11/1/2044	117,357	111,686
Pool # ZS4609, 3.00%, 4/1/2045	32,038	28,715
Pool # ZS9618, 3.50%, 3/1/2046	376,337	348,263
Pool # SD0146, 3.00%, 11/1/2046	105,817	94,257
Pool # ZM2209, 3.50%, 12/1/2046	265,847	245,039
Pool # SD0388, 3.50%, 6/1/2047	376,742	348,997
Pool # ZS4729, 3.00%, 8/1/2047	253,715	225,655
Pool # ZM4635, 4.00%, 11/1/2047	360,748	342,583
Pool # SD0225, 3.00%, 12/1/2047	483,623	430,238
Pool # ZT0534, 3.50%, 12/1/2047	246,770	227,676
Pool # ZS4750, 3.00%, 1/1/2048	20,316	18,069
Pool # SI2002, 4.00%, 3/1/2048	404,328	383,294
Pool # ZM7669, 3.50%, 8/1/2048	63,999	58,527
Pool # ZN4476, 3.50%, 12/1/2048	221,201	203,885
Pool # ZA6286, 4.00%, 2/1/2049	109,541	103,796
Pool # ZT1776, 3.50%, 3/1/2049	19,109	17,613
Pool # ZN5087, 4.00%, 4/1/2049	87,671	83,282
Pool # ZT1864, 4.00%, 4/1/2049	2,539	2,405
Pool # ZT1951, 3.50%, 5/1/2049	6,178	5,676
Pool # ZT1952, 4.00%, 5/1/2049	40,835	38,664
Pool # QA4907, 3.00%, 6/1/2049	99,380	88,399
Pool # ZT2086, 3.50%, 6/1/2049	34,333	31,645
Pool # SD7502, 3.50%, 7/1/2049	100,270	92,420
Pool # SD8001, 3.50%, 7/1/2049	12,097	11,124
Pool # SD7501, 4.00%, 7/1/2049	62,179	59,130
Pool # QA1997, 3.00%, 8/1/2049	15,604	13,860
Pool # RA1202, 3.50%, 8/1/2049	335,479	308,607
Pool # SD8005, 3.50%, 8/1/2049	43,168	39,761
Pool # SD8006, 4.00%, 8/1/2049	25,156	23,815
Pool # SD8023, 2.50%, 11/1/2049	7,257	6,152
Pool # QA4509, 3.00%, 11/1/2049	298,127	264,801
Pool # SD8025, 3.50%, 11/1/2049	128,028	118,028
Pool # SD8029, 2.50%, 12/1/2049	137,285	116,347
Pool # RA1878, 3.50%, 12/1/2049	1,907	1,752
Pool # SD8037, 2.50%, 1/1/2050	364,903	308,925
Pool # QA7416, 3.00%, 2/1/2050	321,207	285,330
Pool # QA7554, 3.00%, 2/1/2050	815,133	725,167
Pool # RA2116, 3.00%, 2/1/2050	487,013	432,619
Pool # SD0303, 2.50%, 4/1/2050	612,339	521,377
Pool # QA9653, 3.50%, 5/1/2050	31,135	28,698
Pool # SD8080, 2.00%, 6/1/2050	55,778	45,129
Pool # QB1691, 2.00%, 7/1/2050	738,844	597,777
Pool # RA3727, 2.00%, 10/1/2050	1,694,042	1,378,098
Pool # SD8104, 1.50%, 11/1/2050	1,125,108	861,265
Pool # RA4197, 2.50%, 12/1/2050	473,690	400,947
Pool # RA4349, 2.50%, 1/1/2051	301,874	256,765
Pool # QB8583, 1.50%, 2/1/2051	1,133,019	867,476

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # SD8140, 2.00%, 4/1/2051	355,340	286,625
Pool # SD8142, 3.00%, 4/1/2051	919,757	815,117
Pool # SD8145, 1.50%, 5/1/2051	958,546	732,696
Pool # RA5287, 2.00%, 5/1/2051	8,366	6,790
Pool # QC2565, 2.00%, 6/1/2051	1,611,364	1,299,629
Pool # QC3259, 2.00%, 6/1/2051	312,824	250,807
Pool # SD8158, 3.50%, 6/1/2051	254,925	232,653
Pool # QC5125, 2.00%, 8/1/2051	239,374	192,952
Pool # QC6057, 2.50%, 8/1/2051	229,978	194,432
Pool # SD8163, 3.50%, 8/1/2051	98,482	89,886
Pool # RA5832, 2.50%, 9/1/2051	643,425	548,023
Pool # SD8168, 3.00%, 9/1/2051	209,289	183,659
Pool # SD0688, 2.50%, 10/1/2051	3,925,654	3,322,182
Pool # SD8173, 2.50%, 10/1/2051	1,009,655	849,327
Pool # QC8788, 3.00%, 10/1/2051	1,565,680	1,368,468
Pool # QD3500, 2.50%, 12/1/2051	1,577,885	1,339,041
Pool # RA6694, 2.00%, 1/1/2052	426,774	342,802
Pool # SD0963, 3.50%, 1/1/2052	901,394	819,502
Pool # RA6816, 2.00%, 2/1/2052	223,824	179,408
Pool # SD0897, 2.00%, 2/1/2052	871,911	708,255
Pool # SD8199, 2.00%, 3/1/2052	19,844,786	15,932,139
Pool # SD8204, 2.00%, 4/1/2052	1,747,632	1,403,087
Pool # QD9578, 2.50%, 4/1/2052	1,394,224	1,175,582
Pool # QD9765, 2.50%, 4/1/2052	1,367,744	1,153,028
Pool # SD8205, 2.50%, 4/1/2052	470,773	395,003
Pool # SD0945, 3.50%, 4/1/2052	970,620	881,165
Pool # SD1461, 3.00%, 5/1/2052	880,156	775,402
Pool # SD8214, 3.50%, 5/1/2052	1,019,210	924,874
Pool # SD1840, 3.00%, 6/1/2052	425,315	373,963
Pool # SD1406, 2.00%, 8/1/2052	444,083	356,324
Pool # RA8112, 4.50%, 10/1/2052	1,717,191	1,651,457
Pool # SD2381, 5.50%, 3/1/2053	8,145,379	8,210,380
Pool # SD2572, 5.50%, 3/1/2053	884,322	892,573
Pool # SD2580, 6.00%, 3/1/2053	840,188	851,673
Pool # RA8736, 6.50%, 3/1/2053	761,872	781,610
Pool # SD8322, 4.50%, 5/1/2053	90,844	87,255
Pool # RA9469, 6.50%, 7/1/2053	414,085	424,444
Pool # SD8373, 6.00%, 11/1/2053	1,728,244	1,748,865
Pool # SD4605, 7.00%, 1/1/2054	413,281	428,469
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 6.00%, 12/25/2054 (a)	11,390,000	11,523,296
FNMA UMBS, 15 Year
Pool # AC8711, 4.00%, 12/1/2024	2,065	2,058
Pool # AC7007, 4.50%, 1/1/2025	107	106
Pool # AL9580, 4.00%, 3/1/2025	231	230
Pool # 932724, 4.00%, 4/1/2025	381	379
Pool # AE0971, 4.00%, 5/1/2025	2	2
Pool # AE0939, 3.50%, 2/1/2026	6,838	6,785
Pool # FM2968, 4.00%, 5/1/2026	1,842	1,830
Pool # AJ6632, 3.00%, 11/1/2026	14,936	14,736

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AJ9357, 3.50%, 1/1/2027	27,726	27,373
Pool # AK4047, 3.00%, 2/1/2027	5,723	5,623
Pool # AL4586, 4.00%, 2/1/2027	6,796	6,746
Pool # AO0527, 3.00%, 5/1/2027	6,666	6,528
Pool # AO4400, 2.50%, 7/1/2027	20,674	20,089
Pool # AL8138, 4.00%, 9/1/2027	3,467	3,448
Pool # AB6811, 2.50%, 10/1/2027	5,881	5,718
Pool # AQ9442, 2.00%, 12/1/2027	12,845	12,393
Pool # AB8447, 2.50%, 2/1/2028	11,232	10,907
Pool # AR4180, 2.50%, 2/1/2028	5,040	4,893
Pool # AL3802, 3.00%, 2/1/2028	27,033	26,516
Pool # AB8787, 2.00%, 3/1/2028	35,159	33,861
Pool # AP6059, 2.00%, 6/1/2028	4,751	4,557
Pool # BM5381, 3.00%, 6/1/2028	32,290	31,613
Pool # BM1892, 2.50%, 9/1/2028	9,498	9,247
Pool # AS0761, 3.00%, 10/1/2028	14,649	14,256
Pool # AU6961, 3.00%, 10/1/2028	27,468	26,755
Pool # AL6132, 4.50%, 3/1/2029	897	895
Pool # FM1105, 2.50%, 6/1/2029	21,223	20,605
Pool # AS3345, 2.00%, 7/1/2029	8,652	8,236
Pool # MA2061, 3.00%, 10/1/2029	40,618	39,366
Pool # FM1465, 3.00%, 5/1/2030	53,937	52,555
Pool # 890666, 2.00%, 6/1/2030	15,030	14,366
Pool # MA2684, 3.00%, 7/1/2031	81,362	78,265
Pool # AL9418, 3.50%, 8/1/2031	23,388	22,891
Pool # BD5647, 2.00%, 11/1/2031	12,108	11,315
Pool # 890776, 3.50%, 11/1/2031	13,660	13,396
Pool # BM5490, 3.50%, 11/1/2031	8,966	8,801
Pool # AS8708, 2.50%, 2/1/2032	2,290	2,166
Pool # BM4993, 3.50%, 3/1/2032	13,912	13,679
Pool # BM4741, 3.00%, 4/1/2032	5,851	5,696
Pool # FM1645, 3.00%, 4/1/2032	76,670	74,487
Pool # MA3124, 2.50%, 9/1/2032	25,149	23,759
Pool # FM3099, 3.50%, 9/1/2032	11,797	11,671
Pool # CA0775, 2.50%, 11/1/2032	19,020	17,780
Pool # MA3188, 3.00%, 11/1/2032	13,744	13,154
Pool # BH7081, 2.50%, 12/1/2032	26,666	25,116
Pool # BH8720, 3.50%, 12/1/2032	23,450	22,604
Pool # FM1161, 2.50%, 1/1/2033	25,316	24,019
Pool # FM1691, 2.50%, 1/1/2033	9,506	9,100
Pool # CA9078, 3.00%, 9/1/2033	272,065	262,490
Pool # FM1123, 4.00%, 9/1/2033	1,477	1,455
Pool # FM2153, 4.00%, 11/1/2033	6,809	6,766
Pool # BD9105, 4.00%, 1/1/2034	26,677	26,033
Pool # BM5306, 4.00%, 1/1/2034	3,611	3,536
Pool # FM1733, 3.50%, 5/1/2034	461,841	447,647
Pool # FM6946, 3.00%, 7/1/2034	3,689	3,549
Pool # BO1822, 3.50%, 7/1/2034	51,719	49,893
Pool # MA3764, 2.50%, 9/1/2034	6,353	5,913

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA3910, 2.00%, 1/1/2035	21,112	19,117
Pool # FM3569, 3.00%, 1/1/2035	78,149	75,196
Pool # FM7941, 2.50%, 2/1/2035	246,784	234,310
Pool # FM2708, 3.00%, 3/1/2035	34,620	33,469
Pool # MA4075, 2.50%, 7/1/2035	314,802	292,207
Pool # CA7497, 2.50%, 10/1/2035	947,800	879,762
Pool # BP7572, 2.50%, 11/1/2035	620,099	573,667
Pool # FM5396, 2.00%, 12/1/2035	602,075	545,458
Pool # BR3349, 1.50%, 1/1/2036	1,103,019	968,442
Pool # BR1309, 2.00%, 1/1/2036	423,143	382,396
Pool # FM5537, 2.00%, 1/1/2036	476,226	430,355
Pool # FM5797, 2.00%, 1/1/2036	459,116	414,907
Pool # FM5367, 1.50%, 2/1/2036	359,217	315,165
Pool # CB0305, 1.50%, 5/1/2036	723,845	635,073
Pool # FM7843, 1.50%, 6/1/2036	68,148	59,789
Pool # MA4430, 1.00%, 8/1/2036	146,490	124,858
Pool # BT0273, 1.50%, 9/1/2036	351,598	308,287
Pool # MA4417, 1.50%, 9/1/2036	284,390	248,099
Pool # MA4418, 2.00%, 9/1/2036	134,793	121,054
Pool # MA4441, 1.50%, 10/1/2036	399,527	349,054
Pool # BT9452, 1.50%, 11/1/2036	144,127	125,811
Pool # FM9247, 2.00%, 11/1/2036	290,440	260,475
Pool # MA4497, 2.00%, 12/1/2036	2,012,132	1,807,041
Pool # BV7189, 2.00%, 3/1/2037	727,603	653,371
Pool # MA4581, 1.50%, 4/1/2037	772,314	674,143
Pool # MA4582, 2.00%, 4/1/2037	995,757	892,948
Pool # FS3117, 2.50%, 5/1/2037	1,542,830	1,427,418
Pool # FS4274, 3.00%, 5/1/2037	1,605,185	1,515,383
Pool # MA4604, 3.00%, 5/1/2037	723,037	680,452
Pool # FS4059, 1.50%, 8/1/2037	2,083,407	1,818,621
Pool # FS4794, 2.00%, 8/1/2037	75,435	67,646
Pool # FS4756, 2.50%, 8/1/2037	1,665,382	1,537,185
FNMA UMBS, 20 Year
Pool # AE6799, 4.50%, 11/1/2030	1,288	1,275
Pool # MA0885, 3.50%, 10/1/2031	18,876	18,309
Pool # AB4853, 3.00%, 4/1/2032	20,637	19,671
Pool # MA1058, 3.00%, 5/1/2032	8,671	8,267
Pool # MA1165, 3.00%, 9/1/2032	49,627	46,998
Pool # MA2079, 4.00%, 11/1/2034	10,126	9,912
Pool # AL7654, 3.00%, 9/1/2035	46,194	43,279
Pool # MA2472, 3.00%, 12/1/2035	9,434	8,786
Pool # FM1133, 4.00%, 6/1/2036	22,132	21,669
Pool # BM3089, 4.00%, 8/1/2037	393,904	382,983
Pool # MA3099, 4.00%, 8/1/2037	1,658	1,617
Pool # BM5330, 2.50%, 12/1/2037	30,846	28,023
Pool # FM3204, 4.00%, 10/1/2038	25,580	24,770
Pool # MA4072, 2.50%, 7/1/2040	122,085	106,739
Pool # MA4128, 2.00%, 9/1/2040	1,158,259	992,666
Pool # MA4204, 2.00%, 12/1/2040	722,815	617,977

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CA9019, 2.00%, 2/1/2041	304,280	259,631
Pool # MA4310, 1.50%, 4/1/2041	670,712	554,539
Pool # MA4422, 2.00%, 9/1/2041	338,747	287,695
Pool # FS0316, 1.50%, 11/1/2041	571,437	472,381
Pool # MA4474, 2.00%, 11/1/2041	432,253	366,492
Pool # MA4519, 1.50%, 1/1/2042	448,814	365,096
Pool # MA4521, 2.50%, 1/1/2042	462,379	403,516
Pool # MA4587, 2.50%, 4/1/2042	385,162	336,004
FNMA UMBS, 30 Year
Pool # 254447, 6.00%, 9/1/2032	15,648	16,117
Pool # 711215, 5.50%, 6/1/2033	14,833	15,111
Pool # AA1005, 5.00%, 12/1/2033	10,091	10,168
Pool # 725232, 5.00%, 3/1/2034	7,287	7,285
Pool # 725228, 6.00%, 3/1/2034	37,682	38,700
Pool # 790003, 6.00%, 8/1/2034	11,828	12,162
Pool # 735503, 6.00%, 4/1/2035	27,377	28,270
Pool # 190360, 5.00%, 8/1/2035	20,566	20,718
Pool # 904601, 6.00%, 11/1/2036	29,338	30,626
Pool # 888538, 5.50%, 1/1/2037	15,609	15,977
Pool # AB0284, 6.00%, 2/1/2037	29,627	30,926
Pool # AL2627, 5.00%, 7/1/2037	13,146	13,121
Pool # 956965, 6.50%, 12/1/2037	11,035	11,379
Pool # BH7907, 6.50%, 12/1/2037	16,030	16,939
Pool # 961793, 5.00%, 3/1/2038	55,026	55,706
Pool # 985661, 5.50%, 6/1/2038	11,978	12,179
Pool # AU7519, 3.50%, 9/1/2038	8,853	8,271
Pool # AC2638, 5.00%, 10/1/2039	103,784	105,068
Pool # AL0100, 6.00%, 10/1/2039	39,977	41,731
Pool # AC4886, 5.00%, 11/1/2039	19,388	19,628
Pool # 190399, 5.50%, 11/1/2039	64,043	65,088
Pool # AB1143, 4.50%, 6/1/2040	62,592	61,902
Pool # AD6938, 4.50%, 6/1/2040	98,674	97,587
Pool # AD5479, 5.00%, 6/1/2040	18,991	19,226
Pool # AB1259, 5.00%, 7/1/2040	21,444	21,710
Pool # AB1292, 5.00%, 8/1/2040	12,938	13,108
Pool # AL5437, 5.00%, 8/1/2040	67,774	68,445
Pool # AB1421, 5.00%, 9/1/2040	30,542	30,920
Pool # AE4142, 5.00%, 9/1/2040	29,540	29,653
Pool # AE3857, 5.00%, 10/1/2040	424,264	429,515
Pool # AE8289, 4.00%, 12/1/2040	73,287	70,655
Pool # MA0622, 3.50%, 1/1/2041	26,692	24,932
Pool # AH2312, 5.00%, 1/1/2041	64,292	65,088
Pool # AE0828, 3.50%, 2/1/2041	14,237	13,300
Pool # AH3804, 4.00%, 2/1/2041	16,175	15,594
Pool # MA0639, 4.00%, 2/1/2041	25,538	24,620
Pool # AB2676, 3.50%, 4/1/2041	85,641	79,977
Pool # AL0241, 4.00%, 4/1/2041	51,368	49,523
Pool # AI1887, 4.50%, 5/1/2041	220,510	218,121
Pool # BM3118, 6.00%, 7/1/2041	64,164	66,952

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AJ2293, 4.00%, 9/1/2041	14,597	14,072
Pool # AL0933, 5.00%, 10/1/2041	64,255	65,051
Pool # AW8154, 3.50%, 1/1/2042	17,231	16,083
Pool # AX5318, 4.50%, 1/1/2042	54,591	53,990
Pool # BD4480, 4.50%, 1/1/2042	294,300	291,059
Pool # AL1998, 4.00%, 3/1/2042	81,563	78,635
Pool # AO4134, 3.50%, 6/1/2042	9,958	9,290
Pool # AP4258, 3.00%, 8/1/2042	74,619	67,487
Pool # AB6632, 3.50%, 10/1/2042	102,319	95,457
Pool # AB6633, 3.50%, 10/1/2042	18,559	17,314
Pool # AL3344, 4.50%, 10/1/2042	113,375	111,892
Pool # AB6828, 3.50%, 11/1/2042	1,420	1,325
Pool # AL3182, 3.50%, 12/1/2042	15,565	14,539
Pool # AQ9316, 2.50%, 1/1/2043	46,037	40,213
Pool # AB7580, 3.00%, 1/1/2043	108,632	98,247
Pool # AQ1104, 3.00%, 1/1/2043	16,061	14,485
Pool # AR0168, 3.00%, 2/1/2043	41,129	37,197
Pool # AB7964, 3.50%, 2/1/2043	1,956	1,828
Pool # AR2271, 3.50%, 2/1/2043	246,139	229,262
Pool # BM4751, 3.50%, 3/1/2043	26,336	24,648
Pool # AB8742, 4.00%, 3/1/2043	11,268	10,849
Pool # AR6770, 4.00%, 3/1/2043	13,207	12,667
Pool # AT2015, 3.00%, 4/1/2043	28,941	26,174
Pool # AT2016, 3.00%, 4/1/2043	431,911	390,617
Pool # AB9194, 3.50%, 5/1/2043	98,326	91,544
Pool # FM4462, 3.50%, 5/1/2043	615,541	574,295
Pool # AU1629, 3.00%, 7/1/2043	66,786	60,401
Pool # BM3785, 3.50%, 7/1/2043	103,148	96,189
Pool # AS0241, 4.00%, 8/1/2043	717,080	683,116
Pool # BM3704, 3.00%, 9/1/2043	29,161	26,376
Pool # AT2612, 3.50%, 9/1/2043	63,952	59,584
Pool # AU4256, 3.50%, 9/1/2043	20,063	18,690
Pool # AU4283, 3.50%, 9/1/2043	15,460	14,400
Pool # AL4062, 4.00%, 9/1/2043	23,973	23,046
Pool # BM4635, 2.50%, 10/1/2043	133,590	116,582
Pool # AS1121, 4.00%, 11/1/2043	24,931	23,866
Pool # AV0022, 4.00%, 11/1/2043	388,448	372,082
Pool # AL7696, 3.00%, 12/1/2043	46,961	42,477
Pool # AV6103, 4.00%, 1/1/2044	145,134	138,750
Pool # BC1737, 4.00%, 1/1/2044	48,232	46,802
Pool # BM5365, 4.00%, 3/1/2044	56,647	54,614
Pool # FM1744, 3.50%, 5/1/2044	25,801	24,123
Pool # AS2700, 4.00%, 6/1/2044	32,976	31,505
Pool # AW6233, 4.50%, 6/1/2044	314,625	308,435
Pool # AS2947, 4.00%, 7/1/2044	32,960	31,449
Pool # AL9072, 5.00%, 7/1/2044	57,242	57,715
Pool # AL9569, 5.00%, 8/1/2044	79,859	81,175
Pool # AX0152, 4.50%, 9/1/2044	20,268	19,994
Pool # BM4620, 3.00%, 10/1/2044	72,899	65,939

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AS3867, 4.00%, 11/1/2044	8,495	8,089
Pool # FM1746, 3.50%, 1/1/2045	77,598	72,395
Pool # FM0015, 4.00%, 2/1/2045	82,196	79,031
Pool # MA2193, 4.50%, 2/1/2045	6,869	6,736
Pool # FM3414, 4.00%, 3/1/2045	523,161	496,731
Pool # BM3398, 3.50%, 4/1/2045	12,116	11,296
Pool # CA2709, 4.00%, 9/1/2045	1,108,225	1,062,931
Pool # AS5851, 4.50%, 9/1/2045	8,998	8,820
Pool # AS6184, 3.50%, 11/1/2045	110,515	102,979
Pool # BA0315, 3.50%, 11/1/2045	392,471	361,533
Pool # FM1869, 4.00%, 11/1/2045	55,242	52,631
Pool # BM4833, 3.00%, 12/1/2045	469,790	421,616
Pool # FM1708, 3.00%, 12/1/2045	32,977	29,826
Pool # BC0066, 3.50%, 12/1/2045	25,938	23,908
Pool # FM3413, 4.00%, 1/1/2046	65,348	62,283
Pool # FM2323, 4.00%, 2/1/2046	33,187	31,996
Pool # AL9128, 4.50%, 2/1/2046	15,818	15,590
Pool # AS6811, 3.00%, 3/1/2046	23,162	20,683
Pool # BM4834, 3.00%, 3/1/2046	24,136	21,830
Pool # FM1782, 4.00%, 3/1/2046	10,565	10,113
Pool # FM2195, 4.00%, 3/1/2046	24,598	23,685
Pool # AS7003, 3.00%, 4/1/2046	29,944	26,675
Pool # AS7198, 4.50%, 5/1/2046	85,038	83,365
Pool # BD0166, 2.50%, 6/1/2046	87,635	75,140
Pool # BM5168, 2.50%, 6/1/2046	21,232	18,522
Pool # BC6105, 3.50%, 6/1/2046	716,884	660,782
Pool # AS7660, 2.50%, 8/1/2046	188,773	161,856
Pool # MA2730, 2.50%, 8/1/2046	27,350	23,455
Pool # FM3810, 3.00%, 10/1/2046	86,979	78,566
Pool # AL9385, 3.00%, 11/1/2046	42,999	38,303
Pool # MA2806, 3.00%, 11/1/2046	132,629	117,732
Pool # BM3288, 3.50%, 12/1/2046	18,079	16,767
Pool # BM4990, 2.50%, 1/1/2047	10,188	8,869
Pool # FM2807, 3.00%, 1/1/2047	68,222	61,233
Pool # 890856, 3.50%, 1/1/2047	111,211	102,202
Pool # FM3374, 3.50%, 1/1/2047	122,592	114,493
Pool # FM0041, 3.00%, 2/1/2047	536,248	477,053
Pool # BM5955, 4.00%, 2/1/2047	28,376	27,025
Pool # BM5270, 4.50%, 2/1/2047	13,435	13,287
Pool # BM4350, 3.00%, 3/1/2047	651,247	584,483
Pool # MA2920, 3.00%, 3/1/2047	6,674	5,937
Pool # FM3107, 3.50%, 3/1/2047	2,581	2,379
Pool # AS9313, 4.00%, 3/1/2047	13,696	13,016
Pool # FM4735, 3.00%, 4/1/2047	140,498	123,585
Pool # FM6073, 4.00%, 4/1/2047	971,465	921,759
Pool # AS9480, 4.50%, 4/1/2047	20,428	20,013
Pool # FM1772, 4.50%, 5/1/2047	12,521	12,383
Pool # BD0667, 4.50%, 6/1/2047	356,145	345,594
Pool # AS9937, 3.00%, 7/1/2047	517,124	459,977

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AS9946, 3.50%, 7/1/2047	36,850	33,967
Pool # BM1568, 3.50%, 7/1/2047	54,623	51,099
Pool # BH7375, 3.50%, 8/1/2047	40,568	37,394
Pool # CA0148, 4.50%, 8/1/2047	8,685	8,445
Pool # CA0850, 3.00%, 9/1/2047	30,576	27,200
Pool # MA3147, 3.00%, 10/1/2047	34,151	30,380
Pool # BM2003, 4.00%, 10/1/2047	131,616	124,847
Pool # BH9392, 3.50%, 11/1/2047	11,400	10,508
Pool # CA0681, 3.50%, 11/1/2047	184,731	171,187
Pool # MA3182, 3.50%, 11/1/2047	860,992	793,622
Pool # FM0028, 3.00%, 12/1/2047	39,105	35,255
Pool # MA3209, 3.00%, 12/1/2047	237,697	211,446
Pool # FM1420, 3.50%, 12/1/2047	175,904	162,786
Pool # CA4015, 3.00%, 1/1/2048	8,094	7,196
Pool # BJ6154, 3.50%, 1/1/2048	147,411	135,874
Pool # MA3238, 3.50%, 1/1/2048	41,428	38,186
Pool # BJ5910, 3.50%, 2/1/2048	183,562	170,965
Pool # MA3305, 3.50%, 3/1/2048	659,197	606,821
Pool # FM3494, 2.50%, 4/1/2048	9,661	8,284
Pool # CA2687, 3.00%, 5/1/2048	18,393	16,405
Pool # BM4054, 4.00%, 5/1/2048	78,930	75,343
Pool # BM4757, 3.50%, 7/1/2048	32,415	29,974
Pool # FM3438, 3.00%, 8/1/2048	586,735	522,675
Pool # BM2007, 4.00%, 9/1/2048	3,585	3,399
Pool # CA2368, 4.00%, 9/1/2048	23,271	22,053
Pool # MA3472, 5.00%, 9/1/2048	7,180	7,185
Pool # CA4655, 3.50%, 10/1/2048	79,562	73,335
Pool # MA3495, 4.00%, 10/1/2048	23,371	22,144
Pool # CA2432, 4.50%, 10/1/2048	43,379	42,238
Pool # FM7895, 3.50%, 11/1/2048	226,871	209,474
Pool # FM1248, 4.50%, 11/1/2048	13,680	13,344
Pool # CA2797, 4.50%, 12/1/2048	81,506	79,441
Pool # FM0030, 3.00%, 2/1/2049	43,450	38,627
Pool # FM6237, 3.50%, 4/1/2049	473,521	436,762
Pool # MA3637, 3.50%, 4/1/2049	14,499	13,364
Pool # MA3638, 4.00%, 4/1/2049	13,947	13,205
Pool # BN5418, 4.50%, 4/1/2049	14,804	14,421
Pool # MA3663, 3.50%, 5/1/2049	838,634	769,901
Pool # MA3664, 4.00%, 5/1/2049	6,881	6,514
Pool # FM4074, 4.50%, 5/1/2049	235,500	229,294
Pool # CA4358, 3.50%, 7/1/2049	14,113	12,999
Pool # MA3692, 3.50%, 7/1/2049	845,642	778,507
Pool # FM1672, 4.50%, 7/1/2049	710,997	702,443
Pool # MA3745, 3.50%, 8/1/2049	68,443	63,042
Pool # MA3746, 4.00%, 8/1/2049	10,159	9,618
Pool # FM1385, 5.00%, 8/1/2049	292,355	294,366
Pool # BO4012, 3.00%, 9/1/2049	102,200	89,296
Pool # FM1449, 3.50%, 9/1/2049	121,829	112,190
Pool # FM4430, 3.50%, 9/1/2049	248,094	228,680

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FM3572, 4.50%, 9/1/2049	64,585	62,903
Pool # MA3803, 3.50%, 10/1/2049	32,986	30,356
Pool # MA3833, 2.50%, 11/1/2049	797,215	676,068
Pool # BK0350, 3.00%, 11/1/2049	719,526	637,903
Pool # MA3834, 3.00%, 11/1/2049	440,634	391,409
Pool # FM2363, 3.00%, 1/1/2050	1,347,624	1,198,881
Pool # MA3905, 3.00%, 1/1/2050	742,922	659,926
Pool # CA5021, 3.50%, 1/1/2050	30,793	28,288
Pool # FM5922, 3.50%, 1/1/2050	302,330	278,317
Pool # MA3906, 3.50%, 1/1/2050	31,053	28,551
Pool # MA3937, 3.00%, 2/1/2050	870,651	769,095
Pool # FM2733, 2.50%, 3/1/2050	86,830	73,636
Pool # FM4372, 3.50%, 3/1/2050	417,324	384,405
Pool # BP2403, 3.50%, 4/1/2050	245,043	224,814
Pool # BP5001, 2.50%, 5/1/2050	500,126	423,195
Pool # FM3257, 3.00%, 5/1/2050	204,524	182,948
Pool # BK2753, 2.50%, 7/1/2050	819,682	693,602
Pool # FS2252, 3.00%, 7/1/2050	807,233	718,104
Pool # BP6626, 2.00%, 8/1/2050	2,114,251	1,700,317
Pool # MA4100, 2.00%, 8/1/2050	982,591	794,728
Pool # BP9500, 2.50%, 8/1/2050	78,839	66,712
Pool # BQ0723, 3.50%, 8/1/2050	1,182,633	1,085,431
Pool # FM5750, 4.00%, 8/1/2050	278,643	263,337
Pool # BK3044, 2.50%, 9/1/2050	700,378	592,645
Pool # BP6702, 2.50%, 9/1/2050	514,907	436,820
Pool # FM8260, 4.00%, 9/1/2050	463,453	440,951
Pool # MA4159, 2.50%, 10/1/2050	512,887	431,454
Pool # CA7603, 2.50%, 11/1/2050	276,834	234,324
Pool # MA4183, 2.50%, 11/1/2050	2,294,746	1,934,478
Pool # CA8005, 1.50%, 12/1/2050	153,018	117,176
Pool # CA8222, 1.50%, 12/1/2050	266,100	203,749
Pool # MA4209, 1.50%, 12/1/2050	1,168,859	893,637
Pool # BQ5160, 2.00%, 12/1/2050	2,364,848	1,909,757
Pool # FM5849, 2.00%, 12/1/2050	826,025	662,839
Pool # MA4208, 2.00%, 12/1/2050	420,039	339,536
Pool # FM5597, 2.00%, 1/1/2051	206,263	165,515
Pool # FM6241, 2.00%, 1/1/2051	3,324,770	2,684,416
Pool # FM5854, 2.50%, 1/1/2051	154,689	131,725
Pool # MA4254, 1.50%, 2/1/2051	312,816	239,359
Pool # CA9190, 2.00%, 2/1/2051	159,012	127,986
Pool # FM6126, 2.00%, 2/1/2051	187,567	150,511
Pool # BR3515, 2.50%, 2/1/2051	147,855	125,112
Pool # FM6244, 2.00%, 3/1/2051	765,778	619,922
Pool # MA4281, 2.00%, 3/1/2051	232,425	187,625
Pool # FM6523, 2.50%, 3/1/2051	257,663	218,045
Pool # FM6764, 2.50%, 3/1/2051	772,591	647,057
Pool # FM6537, 2.00%, 4/1/2051	2,523,768	2,061,770
Pool # MA4306, 2.50%, 4/1/2051	223,196	188,375
Pool # FM7099, 3.00%, 4/1/2051	684,907	609,033

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA4343, 1.50%, 5/1/2051	364,524	279,056
Pool # FM7066, 2.50%, 5/1/2051	679,391	585,826
Pool # MA4326, 2.50%, 5/1/2051	1,504,991	1,268,828
Pool # MA4354, 1.50%, 6/1/2051	467,347	357,232
Pool # CB0727, 2.50%, 6/1/2051	1,270,242	1,074,175
Pool # FM7418, 2.50%, 6/1/2051	780,909	666,588
Pool # MA4356, 2.50%, 6/1/2051	3,997,280	3,373,964
Pool # MA4377, 1.50%, 7/1/2051	165,296	126,270
Pool # FM8194, 2.00%, 7/1/2051	339,856	272,507
Pool # CB1027, 2.50%, 7/1/2051	240,781	202,956
Pool # MA4379, 2.50%, 7/1/2051	3,621,824	3,047,834
Pool # CB1150, 3.00%, 7/1/2051	449,083	391,950
Pool # MA4380, 3.00%, 7/1/2051	189,334	166,656
Pool # FM8278, 3.50%, 7/1/2051	315,058	287,727
Pool # BR2236, 2.50%, 8/1/2051	234,195	196,765
Pool # BR2237, 2.50%, 8/1/2051	459,958	388,866
Pool # BR2258, 2.50%, 8/1/2051	156,077	131,969
Pool # CB1276, 2.50%, 8/1/2051	681,608	576,045
Pool # MA4399, 2.50%, 8/1/2051	2,163,674	1,820,323
Pool # MA4401, 3.50%, 8/1/2051	107,164	97,888
Pool # BT0240, 2.00%, 9/1/2051	164,517	132,498
Pool # FM8730, 2.00%, 9/1/2051	887,501	711,584
Pool # MA4413, 2.00%, 9/1/2051	696,230	560,852
Pool # MA4414, 2.50%, 9/1/2051	1,964,509	1,660,667
Pool # CB1917, 3.00%, 10/1/2051	1,768,675	1,557,362
Pool # CB2364, 2.00%, 12/1/2051	4,387,914	3,528,633
Pool # FM9868, 2.50%, 12/1/2051	475,264	403,342
Pool # FM9870, 2.50%, 12/1/2051	493,416	417,506
Pool # MA4493, 2.50%, 12/1/2051	809,287	680,560
Pool # MA4512, 2.50%, 1/1/2052	862,586	724,003
Pool # MA4513, 3.00%, 1/1/2052	2,144,150	1,880,755
Pool # CB2773, 2.00%, 2/1/2052	1,757,943	1,413,648
Pool # MA4548, 2.50%, 2/1/2052	875,850	735,709
Pool # BV4248, 2.00%, 3/1/2052	844,874	688,189
Pool # CB3040, 2.00%, 3/1/2052	4,510,342	3,623,108
Pool # MA4577, 2.00%, 4/1/2052	1,413,583	1,134,816
Pool # FS1538, 3.00%, 4/1/2052	429,368	377,986
Pool # MA4579, 3.00%, 4/1/2052	954,908	834,330
Pool # MA4599, 3.00%, 5/1/2052	451,039	393,729
Pool # CB3608, 3.50%, 5/1/2052	173,366	157,433
Pool # MA4600, 3.50%, 5/1/2052	2,002,372	1,817,082
Pool # MA4622, 2.00%, 6/1/2052	4,472,146	3,589,793
Pool # MA4624, 3.00%, 6/1/2052	10,826,066	9,442,058
Pool # CB4209, 3.50%, 7/1/2052	899,534	816,442
Pool # MA4654, 3.50%, 7/1/2052	436,899	396,470
Pool # MA4699, 3.50%, 8/1/2052	1,828,653	1,659,166
Pool # MA4700, 4.00%, 8/1/2052	2,676,840	2,506,394
Pool # MA4701, 4.50%, 8/1/2052	884,013	850,187
Pool # FS2619, 5.00%, 8/1/2052	865,852	852,775

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FS3392, 4.00%, 9/1/2052	839,174	786,321
Pool # MA4732, 4.00%, 9/1/2052	445,416	416,965
Pool # MA4761, 5.00%, 9/1/2052	861,198	847,659
Pool # MA4783, 4.00%, 10/1/2052	899,196	841,758
Pool # MA4803, 3.50%, 11/1/2052	922,740	836,892
Pool # MA4805, 4.50%, 11/1/2052	8,818	8,479
Pool # MA4838, 3.50%, 12/1/2052	1,822,105	1,652,324
Pool # MA4839, 4.00%, 12/1/2052	1,266,701	1,185,351
Pool # MA4840, 4.50%, 12/1/2052	891,287	856,832
Pool # FS3455, 5.00%, 12/1/2052	829,791	821,276
Pool # MA4866, 4.00%, 1/1/2053	897,858	841,125
Pool # MA4868, 5.00%, 1/1/2053	711,362	699,084
Pool # MA4869, 5.50%, 1/1/2053	1,294,104	1,293,330
Pool # MA4933, 3.50%, 2/1/2053	1,188,126	1,077,417
Pool # MA4918, 5.00%, 2/1/2053	1,747,761	1,719,741
Pool # CB5600, 5.50%, 2/1/2053	880,713	887,504
Pool # MA4919, 5.50%, 2/1/2053	1,715,468	1,717,019
Pool # MA4920, 6.00%, 2/1/2053	2,156,360	2,184,955
Pool # MA4962, 4.00%, 3/1/2053	1,838,912	1,720,529
Pool # BX7958, 5.00%, 3/1/2053	977,646	962,571
Pool # CB5906, 5.50%, 3/1/2053	264,913	265,134
Pool # MA4943, 6.50%, 3/1/2053	841,185	863,982
Pool # MA4964, 7.00%, 3/1/2053	327,340	339,077
Pool # MA4979, 5.50%, 4/1/2053	855,905	855,459
Pool # MA5038, 5.00%, 6/1/2053	1,810,554	1,778,437
Pool # MA5071, 5.00%, 7/1/2053	1,827,513	1,795,442
Pool # MA5072, 5.50%, 7/1/2053	886,383	886,406
Pool # MA5138, 5.50%, 9/1/2053	895,618	895,142
Pool # DA4550, 6.50%, 11/1/2053	1,841,123	1,891,880
Pool # MA5192, 6.50%, 11/1/2053	784,823	803,458
Pool # MA5217, 6.50%, 12/1/2053	291,109	298,107
Pool # FS6772, 7.00%, 1/1/2054	400,964	419,655
Pool # MA5499, 6.50%, 10/1/2054	1,461,347	1,496,570
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 3.00%, 12/25/2039 (a)	12,183,000	11,465,569
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 12/25/2054 (a)	34,158,000	27,358,258
TBA, 4.00%, 12/25/2054 (a)	21,367,000	19,981,735
TBA, 5.50%, 12/25/2054 (a)	11,393,000	11,379,016
GNMA I, 30 Year
Pool # 704155, 5.50%, 1/15/2039	12,601	12,831
Pool # 726769, 5.00%, 9/15/2039	11,667	11,841
Pool # 754439, 3.50%, 12/15/2041	76,946	72,399
Pool # 711674, 3.00%, 9/15/2042	39,349	35,781
Pool # 783748, 3.50%, 4/15/2043	54,200	50,824
Pool # 784660, 4.00%, 4/15/2043	4,507	4,348
Pool # AC2224, 3.50%, 6/15/2043	36,406	34,119
Pool # 785088, 3.50%, 7/15/2043	42,684	39,951
Pool # AJ4151, 4.00%, 9/15/2044	172,755	165,859
Pool # AL9314, 3.00%, 3/15/2045	32,305	28,888

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 784664, 4.00%, 4/15/2045	17,377	16,762
Pool # AO0544, 3.00%, 8/15/2045	19,565	17,495
Pool # 784429, 3.00%, 8/15/2046	64,230	58,374
GNMA II, 15 Year
Pool # MA0513, 2.50%, 11/20/2027	25,158	24,496
Pool # MA4625, 3.50%, 8/20/2032	14,650	14,255
Pool # MA6906, 2.50%, 10/20/2035	279,344	260,090
GNMA II, 30 Year
Pool # 711773, 3.50%, 6/20/2033	39,514	37,847
Pool # 3459, 5.50%, 10/20/2033	33,927	34,567
Pool # AQ5932, 3.50%, 1/20/2036	62,174	59,022
Pool # 4222, 6.00%, 8/20/2038	6,846	7,138
Pool # 709148, 4.50%, 2/20/2039	26,169	25,454
Pool # 4446, 4.50%, 5/20/2039	2,141	2,114
Pool # 4467, 4.00%, 6/20/2039	9,946	9,614
Pool # 4468, 4.50%, 6/20/2039	1,884	1,867
Pool # 4494, 4.00%, 7/20/2039	10,810	10,450
Pool # 4495, 4.50%, 7/20/2039	8,158	8,086
Pool # 4519, 4.50%, 8/20/2039	3,060	3,033
Pool # 4558, 4.50%, 10/20/2039	2,585	2,562
Pool # 4576, 4.00%, 11/20/2039	5,001	4,834
Pool # 4598, 4.50%, 12/20/2039	5,181	5,133
Pool # 4617, 4.50%, 1/20/2040	2,783	2,757
Pool # 4656, 4.00%, 3/20/2040	7,969	7,703
Pool # 4677, 4.00%, 4/20/2040	21,727	21,001
Pool # 4678, 4.50%, 4/20/2040	973	963
Pool # 4695, 4.00%, 5/20/2040	2,347	2,269
Pool # 4712, 4.00%, 6/20/2040	3,699	3,575
Pool # 4800, 4.00%, 9/20/2040	3,851	3,723
Pool # 737727, 4.00%, 12/20/2040	32,797	31,460
Pool # 4945, 4.00%, 2/20/2041	8,333	8,055
Pool # 759342, 4.50%, 2/20/2041	180,646	176,643
Pool # 4950, 5.50%, 2/20/2041	13,859	14,322
Pool # 4976, 3.50%, 3/20/2041	10,238	9,618
Pool # 4977, 4.00%, 3/20/2041	15,477	14,960
Pool # 5016, 4.00%, 4/20/2041	5,890	5,693
Pool # 5054, 4.00%, 5/20/2041	9,320	9,009
Pool # 5114, 4.00%, 7/20/2041	1,226	1,185
Pool # 779497, 3.50%, 10/20/2041	7,153	6,572
Pool # 5233, 4.00%, 11/20/2041	1,509	1,459
Pool # 5258, 3.50%, 12/20/2041	91,740	86,144
Pool # 5259, 4.00%, 12/20/2041	5,810	5,616
Pool # 5279, 3.50%, 1/20/2042	17,132	16,079
Pool # 5330, 3.00%, 3/20/2042	11,669	10,541
Pool # 754406, 3.50%, 5/20/2042	47,648	43,787
Pool # 796468, 4.00%, 9/20/2042	14,642	14,134
Pool # AA6040, 3.00%, 1/20/2043	82,446	73,118
Pool # AD1584, 3.00%, 1/20/2043	102,570	90,966
Pool # AD2125, 3.50%, 1/20/2043	66,245	62,081

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AA6054, 3.00%, 2/20/2043	154,095	139,508
Pool # AD1744, 3.00%, 2/20/2043	12,908	11,706
Pool # 783755, 3.00%, 4/20/2043	101,913	92,139
Pool # 783976, 3.50%, 4/20/2043	16,762	15,443
Pool # MA1284, 3.00%, 9/20/2043	13,664	12,354
Pool # 785065, 3.50%, 10/20/2043	177,291	162,186
Pool # MA1376, 4.00%, 10/20/2043	80,022	77,020
Pool # AI7106, 4.00%, 6/20/2044	28,345	27,223
Pool # 784026, 3.50%, 12/20/2044	159,804	150,906
Pool # MA2678, 3.50%, 3/20/2045	106,017	98,566
Pool # MA2679, 4.00%, 3/20/2045	36,698	35,246
Pool # MA2753, 3.00%, 4/20/2045	53,950	48,745
Pool # 626942, 3.00%, 5/20/2045	127,547	113,104
Pool # MA2829, 5.00%, 5/20/2045	19,808	20,041
Pool # 784800, 3.00%, 6/20/2045	27,659	25,006
Pool # AM9881, 3.00%, 6/20/2045	13,966	12,386
Pool # AO9442, 3.50%, 12/20/2045	15,069	13,904
Pool # 784119, 3.00%, 2/20/2046	119,890	108,062
Pool # MA3458, 5.50%, 2/20/2046	24,899	25,726
Pool # MA3735, 3.00%, 6/20/2046	218,786	196,778
Pool # AT7138, 3.50%, 6/20/2046	230,197	210,653
Pool # MA3935, 2.50%, 9/20/2046	58,635	51,023
Pool # 784768, 3.00%, 9/20/2046	61,984	55,856
Pool # AT8215, 3.00%, 9/20/2046	18,360	16,232
Pool # MA4002, 2.50%, 10/20/2046	320,348	279,483
Pool # AW0199, 3.00%, 10/20/2046	47,411	41,915
Pool # MA4072, 5.00%, 11/20/2046	20,013	20,248
Pool # MA4125, 2.50%, 12/20/2046	291,623	253,763
Pool # MA4126, 3.00%, 12/20/2046	43,973	39,502
Pool # MA4260, 2.50%, 2/20/2047	51,116	44,481
Pool # AZ3119, 3.50%, 3/20/2047	28,726	26,273
Pool # AZ7084, 3.50%, 4/20/2047	35,878	35,536
Pool # MA4511, 4.00%, 6/20/2047	134,109	127,839
Pool # BA5041, 5.00%, 6/20/2047	92,425	92,302
Pool # MA4584, 2.50%, 7/20/2047	70,698	61,523
Pool # MA4718, 3.00%, 9/20/2047	6,031	5,412
Pool # BC2742, 3.50%, 11/20/2047	613,135	558,427
Pool # MA4837, 3.50%, 11/20/2047	6,648,866	6,145,815
Pool # BD6940, 3.50%, 12/20/2047	119	107
Pool # MA5019, 3.50%, 2/20/2048	183,861	169,766
Pool # 785033, 3.50%, 5/20/2048	176,588	167,656
Pool # MA5329, 3.50%, 7/20/2048	6,485	5,988
Pool # MA5468, 5.00%, 9/20/2048	4,969	4,963
Pool # MA5527, 3.50%, 10/20/2048	24,077	22,272
Pool # MA5595, 4.00%, 11/20/2048	30,045	28,494
Pool # BJ6759, 4.50%, 11/20/2048	227,784	221,278
Pool # MA5651, 4.00%, 12/20/2048	143,509	136,516
Pool # MA5709, 3.50%, 1/20/2049	68,724	63,539
Pool # BI6473, 4.00%, 1/20/2049	682,469	653,314

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA5711, 4.50%, 1/20/2049	4,042,920	3,952,419
Pool # MA5983, 2.50%, 6/20/2049	106,054	92,276
Pool # MA5985, 3.50%, 6/20/2049	35,172	32,365
Pool # MA6220, 4.00%, 10/20/2049	152,509	144,104
Pool # BR4627, 3.00%, 11/20/2049	419,802	371,196
Pool # MA6283, 3.00%, 11/20/2049	431,127	384,222
Pool # 785067, 3.50%, 12/20/2049	359,991	321,723
Pool # MA6478, 5.00%, 2/20/2050	19,591	19,619
Pool # MA6542, 3.50%, 3/20/2050	194,866	179,441
Pool # BV1348, 2.50%, 6/20/2050	44,227	36,444
Pool # MA6818, 2.00%, 8/20/2050	1,133,001	933,459
Pool # BY8818, 2.00%, 10/20/2050	435,841	353,940
Pool # 785401, 2.50%, 10/20/2050	654,069	548,960
Pool # MA6994, 2.00%, 11/20/2050	1,246,127	1,025,696
Pool # BY8832, 2.50%, 11/20/2050	369,254	310,169
Pool # MA7051, 2.00%, 12/20/2050	1,933,045	1,590,728
Pool # CA4485, 2.50%, 12/20/2050	473,882	395,714
Pool # MA7052, 2.50%, 12/20/2050	785,078	672,096
Pool # MA7055, 4.00%, 12/20/2050	193,607	184,036
Pool # MA7135, 2.00%, 1/20/2051	2,208,442	1,815,224
Pool # MA7192, 2.00%, 2/20/2051	1,276,317	1,049,064
Pool # MA7254, 2.00%, 3/20/2051	955,155	785,418
Pool # 785449, 3.00%, 4/20/2051	253,256	225,462
Pool # MA7417, 2.00%, 6/20/2051	2,631,710	2,163,504
Pool # MA7418, 2.50%, 6/20/2051	1,424,672	1,218,703
Pool # MA7420, 3.50%, 6/20/2051	352,534	324,196
Pool # MA7473, 3.00%, 7/20/2051	427,998	379,736
Pool # MA7588, 2.00%, 9/20/2051	913,911	751,308
Pool # MA7589, 2.50%, 9/20/2051	874,534	747,498
Pool # MA7590, 3.00%, 9/20/2051	4,048,653	3,592,074
Pool # MA7705, 2.50%, 11/20/2051	9,999,095	8,540,410
Pool # MA7766, 2.00%, 12/20/2051	1,998,411	1,642,836
Pool # MA7826, 2.00%, 1/20/2052	1,008,753	829,660
Pool # 785945, 3.00%, 2/20/2052	819,958	721,249
Pool # 786017, 3.00%, 3/20/2052	834,366	743,484
Pool # MA7986, 2.00%, 4/20/2052	996,901	819,775
Pool # MA7988, 3.00%, 4/20/2052	2,464,309	2,185,170
Pool # MA8043, 3.00%, 5/20/2052	2,134,547	1,892,141
Pool # MA8147, 2.50%, 7/20/2052	2,367,273	2,023,313
Pool # MA8267, 4.00%, 9/20/2052	1,044,153	982,825
Pool # MA8269, 5.00%, 9/20/2052	546,189	539,311
Pool # MA8270, 5.50%, 9/20/2052	781,136	785,176
Pool # MA8346, 4.00%, 10/20/2052	1,898,575	1,785,882
Pool # MA8492, 6.00%, 12/20/2052	1,042,359	1,057,811
Pool # MA8493, 6.50%, 12/20/2052	219,017	223,474
Pool # MA8573, 7.00%, 1/20/2053	453,314	466,875
Pool # MA8800, 5.00%, 4/20/2053	2,227,284	2,199,231
Pool # 786633, 6.00%, 4/20/2053	1,729,401	1,755,942
Pool # MA8947, 5.00%, 6/20/2053	1,842,729	1,818,952

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA9015, 4.50%, 7/20/2053	1,805,240	1,743,021
Pool # MA9018, 6.00%, 7/20/2053	582,696	590,965
Pool # MA9019, 6.50%, 7/20/2053	481,626	490,955
Pool # MA9105, 5.00%, 8/20/2053	1,863,604	1,838,433
Pool # MA9173, 6.50%, 9/20/2053	679,290	692,031
Pool # MA9365, 7.00%, 12/20/2053	1,222,512	1,256,920
GNMA II, Single Family, 30 Year TBA, 6.00%, 12/15/2054 (a)	17,301,000	17,474,701
Total Mortgage-Backed Securities (Cost $442,209,443)		418,889,723
Corporate Bonds — 24.5%
Aerospace & Defense — 0.7%
Boeing Co. (The)
3.10%, 5/1/2026	159,000	154,462
3.25%, 3/1/2028	1,933,000	1,819,851
3.60%, 5/1/2034	880,000	749,982
3.55%, 3/1/2038	1,638,000	1,273,754
3.50%, 3/1/2039	548,000	415,640
3.75%, 2/1/2050	33,000	23,325
3.95%, 8/1/2059	96,000	65,150
GE Capital Funding LLC 4.55%, 5/15/2032	278,000	272,686
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	250,000	238,730
General Dynamics Corp.
1.15%, 6/1/2026	121,000	115,526
4.25%, 4/1/2040	25,000	22,733
2.85%, 6/1/2041	260,000	194,127
Hexcel Corp. 4.20%, 2/15/2027 (b)	129,000	126,536
L3Harris Technologies, Inc. 4.85%, 4/27/2035	70,000	68,262
Leidos, Inc.
4.38%, 5/15/2030	454,000	438,525
2.30%, 2/15/2031	260,000	222,765
Lockheed Martin Corp. 3.60%, 3/1/2035	2,816,000	2,538,008
Northrop Grumman Corp.
4.40%, 5/1/2030	30,000	29,625
4.70%, 3/15/2033	150,000	148,542
5.25%, 5/1/2050	272,000	268,011
Precision Castparts Corp. 4.38%, 6/15/2045	33,000	29,521
RTX Corp.
5.00%, 2/27/2026	505,000	507,449
1.90%, 9/1/2031	540,000	449,993
2.38%, 3/15/2032	350,000	296,756
3.03%, 3/15/2052	796,000	532,197
Textron, Inc.
3.65%, 3/15/2027	845,000	824,258
3.00%, 6/1/2030	175,000	159,034
		11,985,448
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	502,000	494,168

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Air Freight & Logistics — continued
FedEx Corp.
4.90%, 1/15/2034	30,000	30,081
3.88%, 8/1/2042	304,000	246,122
4.55%, 4/1/2046	86,000	74,641
4.05%, 2/15/2048	286,000	230,172
5.25%, 5/15/2050	100,000	96,216
GXO Logistics, Inc.
1.65%, 7/15/2026	300,000	285,162
2.65%, 7/15/2031	260,000	225,722
United Parcel Service, Inc.
4.88%, 3/3/2033	50,000	50,491
3.63%, 10/1/2042	355,000	289,902
3.75%, 11/15/2047	60,000	47,818
3.40%, 9/1/2049	595,000	444,109
		2,514,604
Automobile Components — 0.0% ^
Aptiv plc
3.10%, 12/1/2051	516,000	316,751
4.15%, 5/1/2052	130,000	96,866
BorgWarner, Inc. 2.65%, 7/1/2027	10,000	9,543
Lear Corp. 5.25%, 5/15/2049	85,000	77,235
Magna International, Inc. (Canada) 5.98%, 3/21/2026	11,000	11,001
		511,396
Automobiles — 0.1%
General Motors Co.
5.40%, 10/15/2029	330,000	335,801
5.00%, 4/1/2035	707,000	683,253
5.15%, 4/1/2038	420,000	399,657
5.20%, 4/1/2045	130,000	118,835
Mercedes-Benz Finance North America LLC (Germany) 8.50%, 1/18/2031	152,000	180,730
Toyota Motor Corp. (Japan) 2.76%, 7/2/2029	550,000	512,636
		2,230,912
Banks — 3.8%
Australia & New Zealand Banking Group Ltd. (Australia) 3.92%, 9/30/2027	260,000	256,757
Banco Santander SA (Spain)
2.75%, 12/3/2030	800,000	690,053
6.92%, 8/8/2033	400,000	432,452
Bank of America Corp.
3.50%, 4/19/2026	635,000	625,949
4.25%, 10/22/2026	291,000	288,595
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	386,000	374,046
(SOFR + 1.05%), 2.55%, 2/4/2028 (c) (d)	1,158,000	1,105,261
(SOFR + 1.99%), 6.20%, 11/10/2028 (c)	55,000	57,249
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (c)	310,000	298,059
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	1,821,000	1,663,042
(3-MONTH CME TERM SOFR + 1.57%), 4.27%, 7/23/2029 (c)	50,000	49,182

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (c)	193,000	186,662
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (c)	25,000	22,309
(SOFR + 1.37%), 1.92%, 10/24/2031 (c)	200,000	169,365
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (c)	1,808,000	1,584,424
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (c)	1,338,000	1,112,151
7.75%, 5/14/2038	130,000	157,846
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	373,000	271,353
(SOFR + 1.58%), 3.31%, 4/22/2042 (c)	250,000	196,402
5.00%, 1/21/2044	2,205,000	2,161,847
(3-MONTH CME TERM SOFR + 1.45%), 3.95%, 1/23/2049 (c)	263,000	215,333
(SOFR + 1.88%), 2.83%, 10/24/2051 (c)	412,000	271,489
Bank of Montreal (Canada)
1.25%, 9/15/2026	135,000	127,365
5.20%, 2/1/2028	150,000	152,586
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.09%, 1/10/2037 (c) (e)	830,000	707,654
Bank of Nova Scotia (The) (Canada)
1.05%, 3/2/2026	328,000	314,151
5.25%, 6/12/2028	99,000	101,159
4.85%, 2/1/2030	200,000	201,060
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (c) (e)	130,000	121,860
Barclays plc (United Kingdom)
4.84%, 5/9/2028	1,801,000	1,782,426
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.75%, 8/9/2033 (c)	754,000	772,068
(SOFR + 1.91%), 5.34%, 9/10/2035 (c)	250,000	247,126
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.90%), 3.56%, 9/23/2035 (c)	386,000	344,416
BPCE SA (France) 3.38%, 12/2/2026	260,000	254,085
Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.93%), 4.51%, 9/11/2027 (c)	260,000	259,104
Citigroup, Inc.
4.30%, 11/20/2026	114,000	113,059
4.13%, 7/25/2028	1,195,000	1,168,930
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (c)	308,000	297,121
(SOFR + 1.42%), 2.98%, 11/5/2030 (c)	841,000	770,343
(SOFR + 3.91%), 4.41%, 3/31/2031 (c)	1,159,000	1,130,277
(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	1,812,000	1,603,660
6.63%, 6/15/2032	292,000	318,477
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	971,000	828,168
(SOFR + 1.94%), 3.79%, 3/17/2033 (c)	25,000	23,005
(SOFR + 2.09%), 4.91%, 5/24/2033 (c)	250,000	247,323
(SOFR + 2.34%), 6.27%, 11/17/2033 (c)	1,510,000	1,626,175
(SOFR + 2.06%), 5.83%, 2/13/2035 (c)	100,000	101,882
Commonwealth Bank of Australia (Australia) 5.32%, 3/13/2026	260,000	262,677
Cooperatieve Rabobank UA (Netherlands) 3.75%, 7/21/2026	267,000	261,533
Fifth Third Bancorp
(SOFR + 0.69%), 1.71%, 11/1/2027 (c)	690,000	651,829
8.25%, 3/1/2038	130,000	159,290
Fifth Third Bank NA 3.85%, 3/15/2026	260,000	256,524
HSBC Bank USA NA 7.00%, 1/15/2039	255,000	294,872

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
HSBC Holdings plc (United Kingdom)
(SOFR + 1.10%), 2.25%, 11/22/2027 (c)	280,000	265,975
(SOFR + 1.97%), 6.16%, 3/9/2029 (c)	1,147,000	1,188,213
(3-MONTH CME TERM SOFR + 1.80%), 4.58%, 6/19/2029 (c)	452,000	446,228
(SOFR + 2.39%), 2.85%, 6/4/2031 (c)	2,003,000	1,785,083
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	463,000	399,597
6.50%, 5/2/2036	346,000	370,637
6.80%, 6/1/2038	130,000	141,361
6.10%, 1/14/2042 (d)	59,000	65,368
HSBC USA, Inc. 5.63%, 3/17/2025	661,000	662,304
Huntington Bancshares, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.49%, 8/15/2036 (c)	712,000	583,246
ING Groep NV (Netherlands)
3.95%, 3/29/2027	500,000	491,528
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	957,000	917,407
KeyBank NA
4.70%, 1/26/2026	350,000	349,172
3.40%, 5/20/2026	260,000	254,061
Korea Development Bank (The) (South Korea) 1.00%, 9/9/2026	646,000	607,830
Kreditanstalt fuer Wiederaufbau (Germany)
5.00%, 3/16/2026	27,000	27,227
3.63%, 4/1/2026	99,000	98,106
4.38%, 3/1/2027	200,000	200,813
3.00%, 5/20/2027	22,000	21,399
3.88%, 6/15/2028	50,000	49,519
4.00%, 3/15/2029	77,000	76,594
0.75%, 9/30/2030	100,000	82,606
4.13%, 7/15/2033	214,000	212,336
4.38%, 2/28/2034	28,000	28,284
Landwirtschaftliche Rentenbank (Germany) 0.88%, 9/3/2030	161,000	133,862
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	373,000	355,890
4.34%, 1/9/2048	538,000	443,611
M&T Bank Corp. (SOFR + 1.85%), 5.05%, 1/27/2034 (c)	1,003,000	975,816
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.75%, 7/18/2039	1,242,000	1,084,356
Morgan Stanley Bank NA (SOFR + 0.68%), 4.45%, 10/15/2027 (c)	260,000	258,718
National Bank of Canada (Canada) (SOFR + 1.04%), 5.60%, 7/2/2027 (c)	260,000	263,126
Oesterreichische Kontrollbank AG (Austria)
0.38%, 9/17/2025	25,000	24,189
0.50%, 2/2/2026	555,000	530,021
4.75%, 5/21/2027	553,000	559,691
4.13%, 1/18/2029	593,000	591,587
3.75%, 9/5/2029	50,000	49,139
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (c)	330,000	328,875
Regions Financial Corp. 1.80%, 8/12/2028	50,000	45,040
Royal Bank of Canada (Canada)
1.40%, 11/2/2026	903,000	852,488
6.00%, 11/1/2027	402,000	417,569

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Santander Holdings USA, Inc. (SOFR + 2.70%), 6.57%, 6/12/2029 (c)	100,000	104,404
Santander UK Group Holdings plc (United Kingdom) (SOFR + 0.99%), 1.67%, 6/14/2027 (c)	200,000	189,937
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 1/12/2026	2,244,000	2,152,428
3.78%, 3/9/2026	222,000	219,630
1.90%, 9/17/2028	342,000	309,087
2.47%, 1/14/2029	201,000	184,164
2.30%, 1/12/2041	249,000	173,696
Toronto-Dominion Bank (The) (Canada)
0.75%, 1/6/2026	2,404,000	2,307,165
1.20%, 6/3/2026	71,000	67,515
4.11%, 6/8/2027	260,000	256,722
3.20%, 3/10/2032	18,000	16,131
Truist Financial Corp.
(SOFR + 0.61%), 1.27%, 3/2/2027 (c)	496,000	474,692
1.13%, 8/3/2027	278,000	253,702
US Bancorp
1.38%, 7/22/2030	390,000	326,759
(SOFR + 2.11%), 4.97%, 7/22/2033 (c)	50,000	48,981
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.49%, 11/3/2036 (c)	907,000	752,841
Wachovia Corp. 5.50%, 8/1/2035	130,000	133,487
Wells Fargo & Co.
3.00%, 4/22/2026	419,000	409,498
3.00%, 10/23/2026	50,000	48,509
4.30%, 7/22/2027	1,582,000	1,566,639
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	134,000	130,158
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	1,961,000	1,850,528
4.15%, 1/24/2029	10,000	9,803
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (c)	2,545,000	2,329,678
(SOFR + 1.50%), 3.35%, 3/2/2033 (c)	25,000	22,415
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	117,000	120,188
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	578,000	441,373
3.90%, 5/1/2045	918,000	757,424
Westpac Banking Corp. (Australia)
1.95%, 11/20/2028	1,613,000	1,468,165
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (c) (e)	102,000	97,197
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.67%, 11/15/2035 (c) (e)	607,000	523,466
Zions Bancorp NA 3.25%, 10/29/2029	962,000	859,246
		62,534,531
Beverages — 0.5%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	89,000	87,266
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	17,000	16,652
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.90%, 1/23/2031	330,000	335,904
5.00%, 6/15/2034	309,000	315,101
5.55%, 1/23/2049	50,000	52,122
4.75%, 4/15/2058	1,444,000	1,348,523

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — continued
Coca-Cola Co. (The)
1.50%, 3/5/2028	140,000	128,431
1.00%, 3/15/2028	125,000	112,958
3.45%, 3/25/2030 (d)	390,000	374,011
1.65%, 6/1/2030	1,084,000	936,916
1.38%, 3/15/2031	300,000	250,036
2.50%, 6/1/2040	144,000	105,251
2.60%, 6/1/2050	1,707,000	1,103,849
Coca-Cola Femsa SAB de CV (Mexico) 1.85%, 9/1/2032	391,000	313,346
Constellation Brands, Inc. 3.60%, 2/15/2028	554,000	536,194
Diageo Capital plc (United Kingdom) 2.13%, 4/29/2032	700,000	584,548
Keurig Dr Pepper, Inc. 4.50%, 4/15/2052	25,000	21,667
Keurig Dr. Pepper, Inc.
3.95%, 4/15/2029	901,000	875,765
3.20%, 5/1/2030	30,000	27,794
4.05%, 4/15/2032	40,000	38,254
3.80%, 5/1/2050	155,000	120,539
Molson Coors Beverage Co. 3.00%, 7/15/2026	100,000	97,416
PepsiCo, Inc.
7.00%, 3/1/2029	350,000	385,860
1.63%, 5/1/2030	689,000	594,258
3.45%, 10/6/2046	63,000	48,869
		8,811,530
Biotechnology — 0.6%
AbbVie, Inc.
2.95%, 11/21/2026	450,000	437,137
4.80%, 3/15/2027	13,000	13,102
4.05%, 11/21/2039	479,000	426,759
4.63%, 10/1/2042	260,000	240,744
4.85%, 6/15/2044	749,000	710,654
4.45%, 5/14/2046	21,000	18,781
4.25%, 11/21/2049	1,219,000	1,049,709
5.40%, 3/15/2054	500,000	508,162
Amgen, Inc.
2.60%, 8/19/2026	10,000	9,672
3.20%, 11/2/2027	1,090,000	1,053,222
2.30%, 2/25/2031	1,200,000	1,039,514
4.20%, 3/1/2033	50,000	47,309
4.95%, 10/1/2041	26,000	24,585
5.15%, 11/15/2041	800,000	774,770
4.40%, 5/1/2045	269,000	233,934
4.56%, 6/15/2048	200,000	175,326
4.66%, 6/15/2051	230,000	203,893
3.00%, 1/15/2052	800,000	539,109
2.77%, 9/1/2053	514,000	319,862
5.75%, 3/2/2063	215,000	219,386

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — continued
Gilead Sciences, Inc.
2.95%, 3/1/2027	510,000	493,544
4.60%, 9/1/2035	420,000	407,318
4.00%, 9/1/2036	851,000	775,165
4.75%, 3/1/2046	15,000	13,868
4.15%, 3/1/2047	110,000	93,230
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	111,000	69,669
		9,898,424
Broadline Retail — 0.3%
Alibaba Group Holding Ltd. (China)
3.15%, 2/9/2051	260,000	177,847
3.25%, 2/9/2061	1,409,000	923,475
Amazon.com, Inc.
3.30%, 4/13/2027	250,000	244,460
3.15%, 8/22/2027	1,557,000	1,511,244
1.65%, 5/12/2028	79,000	72,336
4.05%, 8/22/2047	1,351,000	1,168,104
2.50%, 6/3/2050	76,000	48,162
2.70%, 6/3/2060	568,000	347,165
eBay, Inc. 4.00%, 7/15/2042	382,000	315,666
JD.com, Inc. (China) 3.38%, 1/14/2030	200,000	187,134
		4,995,593
Building Products — 0.1%
Carrier Global Corp.
2.49%, 2/15/2027	621,000	594,558
3.58%, 4/5/2050	14,000	10,687
Fortune Brands Innovations, Inc. 4.00%, 3/25/2032	28,000	26,260
Johnson Controls International plc
1.75%, 9/15/2030	76,000	64,432
4.50%, 2/15/2047	62,000	54,337
4.95%, 7/2/2064 (b)	766,000	691,121
Masco Corp. 3.13%, 2/15/2051	239,000	159,765
Owens Corning
3.88%, 6/1/2030	40,000	38,125
4.30%, 7/15/2047	108,000	90,600
		1,729,885
Capital Markets — 2.1%
Ares Capital Corp.
2.15%, 7/15/2026	497,000	473,548
2.88%, 6/15/2028	35,000	32,274
Bank of New York Mellon Corp. (The) Series J, (SOFR + 1.61%), 4.97%, 4/26/2034 (c)	2,876,000	2,881,202
Blackstone Private Credit Fund 3.25%, 3/15/2027	914,000	874,372
Cboe Global Markets, Inc. 1.63%, 12/15/2030	11,000	9,223
Charles Schwab Corp. (The)
3.45%, 2/13/2026	48,000	47,364
3.20%, 3/2/2027	700,000	679,612

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
3.20%, 1/25/2028	124,000	119,175
2.00%, 3/20/2028 (d)	420,000	387,662
CI Financial Corp. (Canada) 3.20%, 12/17/2030	1,102,000	965,111
CME Group, Inc. 4.15%, 6/15/2048	144,000	125,784
Credit Suisse USA LLC (Switzerland) 7.13%, 7/15/2032 (d)	100,000	113,537
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	945,000	918,815
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	260,000	246,763
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	416,000	439,724
(SOFR + 2.76%), 3.73%, 1/14/2032 (c)	260,000	229,565
(SOFR + 3.65%), 7.08%, 2/10/2034 (c)	894,000	940,846
FS KKR Capital Corp.
2.63%, 1/15/2027	460,000	434,497
3.13%, 10/12/2028	145,000	132,181
Goldman Sachs Group, Inc. (The)
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	50,000	47,920
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	2,362,000	2,254,536
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (c)	12,000	11,629
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (c)	28,000	27,507
2.60%, 2/7/2030	258,000	231,898
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	2,630,000	2,244,172
6.13%, 2/15/2033	708,000	775,240
(SOFR + 1.41%), 3.10%, 2/24/2033 (c)	814,000	719,029
6.75%, 10/1/2037	149,000	165,248
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	535,000	421,452
4.80%, 7/8/2044	289,000	271,194
5.15%, 5/22/2045	21,000	20,303
Golub Capital BDC, Inc. 2.05%, 2/15/2027	127,000	118,222
HPS Corporate Lending Fund 6.75%, 1/30/2029 (f)	10,000	10,334
Intercontinental Exchange, Inc.
3.75%, 12/1/2025	100,000	99,250
3.00%, 6/15/2050	10,000	6,824
Jefferies Financial Group, Inc. 4.15%, 1/23/2030	202,000	194,818
Moody's Corp. 4.25%, 2/1/2029	175,000	173,427
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	543,000	518,974
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	2,432,000	2,305,822
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	367,000	350,095
3.59%, 7/22/2028 (g)	1,117,000	1,081,412
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (c)	308,000	299,287
(SOFR + 1.14%), 2.70%, 1/22/2031 (c)	1,273,000	1,148,296
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	471,000	392,346
(SOFR + 1.02%), 1.93%, 4/28/2032 (c)	693,000	577,615
(SOFR + 1.18%), 2.24%, 7/21/2032 (c)	10,000	8,457
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	1,061,000	1,081,764
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.94%, 2/7/2039 (c)	10,000	10,266
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	1,730,000	1,348,636
4.30%, 1/27/2045	695,000	613,152

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Nasdaq, Inc.
3.85%, 6/30/2026	433,000	427,687
6.10%, 6/28/2063	904,000	962,877
Nomura Holdings, Inc. (Japan) 2.71%, 1/22/2029	1,730,000	1,583,800
Northern Trust Corp. (3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (c)	499,000	479,879
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	300,000	281,612
Prospect Capital Corp. 3.36%, 11/15/2026	10,000	9,486
Raymond James Financial, Inc. 4.95%, 7/15/2046	205,000	193,496
S&P Global, Inc. 2.30%, 8/15/2060	73,000	39,118
Sixth Street Specialty Lending, Inc. 2.50%, 8/1/2026	188,000	179,735
State Street Corp.
(SOFR + 1.72%), 5.82%, 11/4/2028 (c)	12,000	12,412
(SOFR + 1.57%), 4.82%, 1/26/2034 (c)	824,000	819,133
UBS AG (Switzerland)
1.25%, 6/1/2026	344,000	327,503
1.25%, 8/7/2026	1,799,000	1,703,424
		34,600,542
Chemicals — 0.2%
Air Products and Chemicals, Inc.
4.80%, 3/3/2033	50,000	50,371
4.85%, 2/8/2034	108,000	108,454
CF Industries, Inc.
4.95%, 6/1/2043	300,000	274,536
5.38%, 3/15/2044	113,000	109,122
Dow Chemical Co. (The)
2.10%, 11/15/2030	438,000	377,277
6.30%, 3/15/2033	50,000	54,276
5.25%, 11/15/2041	480,000	461,088
4.63%, 10/1/2044	10,000	8,806
DuPont de Nemours, Inc. 4.73%, 11/15/2028	10,000	10,089
Eastman Chemical Co. 5.75%, 3/8/2033	88,000	91,220
EIDP, Inc. 4.80%, 5/15/2033	245,000	243,346
FMC Corp. 3.45%, 10/1/2029	220,000	204,534
Huntsman International LLC 4.50%, 5/1/2029	112,000	108,000
LYB International Finance III LLC 1.25%, 10/1/2025	45,000	43,667
Nutrien Ltd. (Canada) 4.20%, 4/1/2029	151,000	148,275
Rohm and Haas Co. 7.85%, 7/15/2029	290,000	323,893
Sherwin-Williams Co. (The)
2.95%, 8/15/2029	30,000	27,833
4.00%, 12/15/2042	134,000	111,339
4.50%, 6/1/2047	492,000	434,463
Westlake Corp. 5.00%, 8/15/2046	191,000	174,240
		3,364,829
Commercial Services & Supplies — 0.2%
Cintas Corp. No. 2 3.70%, 4/1/2027	412,000	404,832
RELX Capital, Inc. (United Kingdom) 4.75%, 5/20/2032	97,000	96,678
Republic Services, Inc. 2.38%, 3/15/2033	1,422,000	1,181,317

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Waste Connections, Inc.
3.50%, 5/1/2029	30,000	28,701
4.20%, 1/15/2033	303,000	288,771
2.95%, 1/15/2052	548,000	365,133
Waste Management, Inc.
4.63%, 2/15/2033	30,000	29,895
2.50%, 11/15/2050	260,000	161,168
		2,556,495
Communications Equipment — 0.1%
Cisco Systems, Inc.
2.95%, 2/28/2026	928,000	911,969
5.90%, 2/15/2039	12,000	13,082
Motorola Solutions, Inc. 5.60%, 6/1/2032	30,000	31,268
Nokia OYJ (Finland) 4.38%, 6/12/2027	129,000	126,641
		1,082,960
Construction Materials — 0.0% ^
Vulcan Materials Co.
3.50%, 6/1/2030	289,000	271,110
4.70%, 3/1/2048	96,000	87,449
		358,559
Consumer Finance — 0.9%
AerCap Ireland Capital DAC (Ireland)
1.75%, 1/30/2026	162,000	156,445
3.65%, 7/21/2027	230,000	223,797
3.30%, 1/30/2032	1,351,000	1,200,496
3.40%, 10/29/2033	151,000	131,453
Ally Financial, Inc. 2.20%, 11/2/2028	855,000	771,368
American Express Co.
4.90%, 2/13/2026	110,000	110,361
1.65%, 11/4/2026	1,848,000	1,748,599
(SOFR + 0.97%), 5.39%, 7/28/2027 (c)	30,000	30,316
(SOFR + 1.00%), 5.10%, 2/16/2028 (c)	100,000	100,777
(SOFR + 1.93%), 5.63%, 7/28/2034 (c)	260,000	267,815
American Honda Finance Corp.
2.00%, 3/24/2028	502,000	463,223
2.25%, 1/12/2029	36,000	32,843
Capital One Financial Corp.
3.75%, 7/28/2026	1,732,000	1,698,771
(SOFR + 0.86%), 1.88%, 11/2/2027 (c)	260,000	245,581
3.80%, 1/31/2028	737,000	714,166
(SOFR + 2.08%), 5.47%, 2/1/2029 (c)	51,000	51,648
(SOFR + 1.79%), 3.27%, 3/1/2030 (c)	105,000	97,899
Caterpillar Financial Services Corp. 0.90%, 3/2/2026	1,100,000	1,054,255
Ford Motor Credit Co. LLC
6.80%, 5/12/2028	500,000	521,822
7.35%, 3/6/2030	400,000	429,083

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
7.20%, 6/10/2030	200,000	213,674
General Motors Financial Co., Inc.
5.25%, 3/1/2026	150,000	150,667
1.50%, 6/10/2026	372,000	354,131
2.40%, 10/15/2028	1,448,000	1,323,699
3.10%, 1/12/2032	96,000	83,844
John Deere Capital Corp.
0.70%, 1/15/2026	45,000	43,158
4.75%, 1/20/2028	1,000,000	1,011,198
3.35%, 4/18/2029	322,000	309,019
Synchrony Financial 5.15%, 3/19/2029	11,000	10,922
Toyota Motor Credit Corp.
0.80%, 10/16/2025	223,000	216,060
5.40%, 11/20/2026	100,000	101,819
1.15%, 8/13/2027	513,000	470,885
3.05%, 1/11/2028	474,000	454,666
4.55%, 5/17/2030	30,000	29,849
		14,824,309
Consumer Staples Distribution & Retail — 0.3%
Costco Wholesale Corp. 3.00%, 5/18/2027	108,000	105,189
Dollar General Corp.
4.15%, 11/1/2025	10,000	9,923
5.00%, 11/1/2032	50,000	48,676
Dollar Tree, Inc. 2.65%, 12/1/2031	129,000	109,663
Kroger Co. (The)
5.40%, 7/15/2040	294,000	293,307
3.95%, 1/15/2050	154,000	122,767
5.65%, 9/15/2064	99,000	97,973
Target Corp.
2.50%, 4/15/2026	300,000	293,373
2.95%, 1/15/2052	1,903,000	1,279,667
Walmart, Inc.
1.05%, 9/17/2026	1,990,000	1,880,149
1.50%, 9/22/2028	249,000	225,622
4.10%, 4/15/2033	173,000	168,676
2.65%, 9/22/2051	25,000	16,442
4.50%, 9/9/2052	142,000	131,074
		4,782,501
Containers & Packaging — 0.1%
Avery Dennison Corp. 4.88%, 12/6/2028	152,000	152,980
Berry Global, Inc. 1.57%, 1/15/2026	977,000	942,051
International Paper Co.
4.80%, 6/15/2044	124,000	114,436
5.15%, 5/15/2046	195,000	185,780
Packaging Corp. of America 3.05%, 10/1/2051	260,000	176,098

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — continued
WestRock MWV LLC 7.95%, 2/15/2031	166,000	191,101
WRKCo, Inc. 3.00%, 6/15/2033	710,000	610,505
		2,372,951
Diversified Consumer Services — 0.1%
Duke University Series 2020, 2.68%, 10/1/2044	10,000	7,414
George Washington University (The) Series 2018, 4.13%, 9/15/2048	93,000	81,282
Thomas Jefferson University 3.85%, 11/1/2057	211,000	158,739
Trustees of the University of Pennsylvania (The) 3.61%, 2/15/2119	496,000	348,384
University of Miami Series 2022, 4.06%, 4/1/2052	609,000	510,656
Yale University Series 2020, 1.48%, 4/15/2030	183,000	157,524
		1,263,999
Diversified REITs — 0.1%
American Assets Trust LP 3.38%, 2/1/2031	19,000	16,807
GLP Capital LP
5.38%, 4/15/2026	31,000	31,035
3.25%, 1/15/2032	100,000	87,363
Simon Property Group LP
1.38%, 1/15/2027	160,000	149,965
3.38%, 6/15/2027	250,000	243,711
3.38%, 12/1/2027	315,000	306,172
2.45%, 9/13/2029	107,000	97,121
VICI Properties LP
4.75%, 2/15/2028	50,000	49,815
5.75%, 4/1/2034	22,000	22,610
WP Carey, Inc. 3.85%, 7/15/2029	150,000	144,206
		1,148,805
Diversified Telecommunication Services — 0.6%
AT&T, Inc.
3.88%, 1/15/2026	30,000	29,721
1.70%, 3/25/2026	129,000	124,187
2.30%, 6/1/2027	100,000	94,620
4.30%, 2/15/2030	200,000	196,223
4.50%, 5/15/2035	628,000	597,751
5.35%, 9/1/2040	607,000	606,627
4.55%, 3/9/2049	169,000	148,664
3.80%, 12/1/2057	30,000	22,138
3.85%, 6/1/2060	1,493,000	1,104,987
Bell Canada (The) (Canada) Series US-5, 2.15%, 2/15/2032	506,000	419,350
Deutsche Telekom International Finance BV (Germany) 9.25%, 6/1/2032	136,000	172,537
Orange SA (France) 5.38%, 1/13/2042	189,000	188,424
Telefonica Emisiones SA (Spain)
4.10%, 3/8/2027	162,000	159,983
7.05%, 6/20/2036	29,000	32,752
4.67%, 3/6/2038	1,702,000	1,562,397
TELUS Corp. (Canada) 3.40%, 5/13/2032	1,057,000	953,170

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Verizon Communications, Inc.
3.88%, 2/8/2029	56,000	54,548
1.75%, 1/20/2031	2,091,000	1,750,946
2.36%, 3/15/2032	25,000	21,116
3.55%, 3/22/2051	600,000	446,587
5.01%, 8/21/2054	27,000	25,283
3.00%, 11/20/2060	1,829,000	1,135,279
		9,847,290
Electric Utilities — 1.5%
Alabama Power Co.
5.85%, 11/15/2033	50,000	53,253
3.75%, 3/1/2045	141,000	114,032
Series B, 3.70%, 12/1/2047	72,000	56,760
3.45%, 10/1/2049	400,000	299,965
3.13%, 7/15/2051	259,000	180,157
American Electric Power Co., Inc.
2.30%, 3/1/2030	448,000	395,962
5.63%, 3/1/2033	62,000	64,095
CenterPoint Energy Houston Electric LLC
Series ai., 4.45%, 10/1/2032	50,000	48,788
Series K2, 6.95%, 3/15/2033	15,000	17,005
Commonwealth Edison Co.
3.65%, 6/15/2046	590,000	466,782
Series 130, 3.13%, 3/15/2051	174,000	120,198
Connecticut Light and Power Co. (The) 5.25%, 1/15/2053 (d)	304,000	307,593
Dominion Energy South Carolina, Inc. 5.10%, 6/1/2065	865,000	819,621
DTE Electric Co.
Series A, 1.90%, 4/1/2028	97,000	89,300
4.30%, 7/1/2044	35,000	30,797
3.70%, 3/15/2045	307,000	246,800
3.75%, 8/15/2047	420,000	334,683
3.95%, 3/1/2049	240,000	197,139
Series B, 3.25%, 4/1/2051	29,000	20,975
Duke Energy Carolinas LLC
2.45%, 2/1/2030	41,000	36,894
6.45%, 10/15/2032	30,000	32,947
4.00%, 9/30/2042	100,000	84,983
3.75%, 6/1/2045	975,000	782,588
3.70%, 12/1/2047	816,000	634,851
3.95%, 3/15/2048	57,000	46,092
Duke Energy Corp.
0.90%, 9/15/2025	65,000	63,031
3.75%, 9/1/2046	67,000	51,878
Duke Energy Florida LLC
6.40%, 6/15/2038	2,144,000	2,388,761
3.00%, 12/15/2051	50,000	33,277
Duke Energy Indiana LLC 2.75%, 4/1/2050	247,000	158,105

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Duke Energy Ohio, Inc. 2.13%, 6/1/2030	101,000	88,610
Duke Energy Progress LLC
5.25%, 3/15/2033	50,000	51,281
4.10%, 5/15/2042	395,000	340,415
4.15%, 12/1/2044	100,000	85,473
Edison International
5.75%, 6/15/2027 (d)	404,000	413,045
5.25%, 11/15/2028	500,000	506,047
Entergy Arkansas LLC 3.35%, 6/15/2052	307,000	219,737
Entergy Corp. 2.80%, 6/15/2030	10,000	9,052
Entergy Louisiana LLC 4.95%, 1/15/2045	800,000	743,254
Eversource Energy
4.60%, 7/1/2027	100,000	99,761
Series R, 1.65%, 8/15/2030	50,000	42,154
Exelon Corp. 4.70%, 4/15/2050	990,000	883,929
Florida Power & Light Co.
4.80%, 5/15/2033	30,000	29,967
3.70%, 12/1/2047	1,277,000	1,015,763
Georgia Power Co.
4.95%, 5/17/2033	30,000	30,247
Series A, 3.25%, 3/15/2051	10,000	7,144
Hydro-Quebec (Canada) 8.50%, 12/1/2029	50,000	57,766
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	144,000	137,277
ITC Holdings Corp. 3.35%, 11/15/2027	10,000	9,673
MidAmerican Energy Co. 5.35%, 1/15/2034	200,000	207,131
Nevada Power Co.
Series CC, 3.70%, 5/1/2029	100,000	96,385
Series EE, 3.13%, 8/1/2050	1,142,000	775,501
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/2027	895,000	846,067
4.90%, 2/28/2028	49,000	49,360
1.90%, 6/15/2028	90,000	82,053
5.00%, 2/28/2030	30,000	30,451
2.25%, 6/1/2030	25,000	21,968
5.00%, 7/15/2032	50,000	50,365
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 3.80%, 3/15/2082 (c)	263,000	250,681
Northern States Power Co. 4.50%, 6/1/2052	500,000	446,778
NSTAR Electric Co.
3.25%, 5/15/2029	12,000	11,377
3.95%, 4/1/2030	15,000	14,534
Oklahoma Gas and Electric Co.
5.40%, 1/15/2033	30,000	30,949
4.15%, 4/1/2047	1,565,000	1,297,752
Pacific Gas and Electric Co.
2.10%, 8/1/2027	300,000	280,142
3.30%, 12/1/2027	123,000	117,871
3.00%, 6/15/2028	471,000	443,303
2.50%, 2/1/2031	611,000	530,251

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
5.80%, 5/15/2034	111,000	115,596
PacifiCorp
5.10%, 2/15/2029	500,000	508,036
3.30%, 3/15/2051	250,000	172,369
PG&E Wildfire Recovery Funding LLC Series A-4, 4.45%, 12/1/2047	250,000	227,989
Potomac Electric Power Co. 4.15%, 3/15/2043	515,000	446,931
Public Service Co. of Colorado
Series 17, 6.25%, 9/1/2037	50,000	54,951
Series 34, 3.20%, 3/1/2050	659,000	464,593
Public Service Co. of New Hampshire 5.35%, 10/1/2033	200,000	207,026
Public Service Electric and Gas Co.
0.95%, 3/15/2026	909,000	869,355
3.00%, 5/15/2027	10,000	9,675
SCE Recovery Funding LLC Series A-2, 2.94%, 11/15/2042	266,000	221,514
Southern California Edison Co. Series 20C, 1.20%, 2/1/2026	100,000	96,117
Southern Co. (The)
Series A, 3.70%, 4/30/2030	417,000	396,557
5.70%, 10/15/2032	30,000	31,575
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	300,000	289,493
Union Electric Co. 3.25%, 10/1/2049	260,000	188,394
Virginia Electric & Power Co. 4.00%, 1/15/2043	15,000	12,631
Virginia Electric and Power Co.
Series A, 3.80%, 4/1/2028	258,000	252,048
Series B, 3.80%, 9/15/2047	944,000	745,576
2.45%, 12/15/2050	58,000	35,049
Wisconsin Electric Power Co. 4.30%, 10/15/2048	129,000	112,658
Xcel Energy, Inc.
3.40%, 6/1/2030	245,000	227,892
4.60%, 6/1/2032	30,000	29,202
		24,246,053
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 11/2/2042	11,000	9,734
Regal Rexnord Corp. 6.05%, 4/15/2028	50,000	51,383
		61,117
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp.
2.80%, 2/15/2030	155,000	141,703
2.20%, 9/15/2031	70,000	59,459
Arrow Electronics, Inc. 2.95%, 2/15/2032	96,000	83,014
Keysight Technologies, Inc. 3.00%, 10/30/2029	30,000	27,678
Teledyne Technologies, Inc. 2.75%, 4/1/2031	222,000	196,565
Trimble, Inc. 6.10%, 3/15/2033	1,112,000	1,174,243
Vontier Corp.
2.40%, 4/1/2028	16,000	14,631
2.95%, 4/1/2031	140,000	122,037
		1,819,330

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy Equipment & Services — 0.1%
Halliburton Co. 4.85%, 11/15/2035	448,000	439,796
Helmerich & Payne, Inc. 2.90%, 9/29/2031	88,000	75,236
NOV, Inc. 3.60%, 12/1/2029	470,000	442,885
Patterson-UTI Energy, Inc. 7.15%, 10/1/2033	200,000	214,873
		1,172,790
Entertainment — 0.2%
Electronic Arts, Inc.
4.80%, 3/1/2026	197,000	197,431
1.85%, 2/15/2031	37,000	31,267
Netflix, Inc.
4.38%, 11/15/2026	475,000	474,558
5.88%, 11/15/2028	30,000	31,391
Tencent Music Entertainment Group (China) 2.00%, 9/3/2030	314,000	268,129
TWDC Enterprises 18 Corp.
1.85%, 7/30/2026	660,000	632,398
3.00%, 7/30/2046	885,000	628,917
Walt Disney Co. (The)
1.75%, 1/13/2026	20,000	19,408
3.38%, 11/15/2026	25,000	24,520
2.20%, 1/13/2028	89,000	83,478
3.80%, 3/22/2030	200,000	193,852
3.60%, 1/13/2051	1,189,000	923,994
		3,509,343
Financial Services — 0.4%
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	386,000	379,806
Equitable Holdings, Inc. 4.35%, 4/20/2028	513,000	506,715
Fiserv, Inc.
2.65%, 6/1/2030	30,000	26,855
5.60%, 3/2/2033	165,000	171,136
Global Payments, Inc.
1.20%, 3/1/2026	701,000	670,199
2.90%, 5/15/2030	200,000	180,349
Mastercard, Inc.
3.30%, 3/26/2027	10,000	9,780
4.85%, 3/9/2033	50,000	50,695
National Rural Utilities Cooperative Finance Corp.
3.05%, 4/25/2027	50,000	48,312
4.80%, 3/15/2028	20,000	20,207
ORIX Corp. (Japan)
3.70%, 7/18/2027	191,000	185,942
4.65%, 9/10/2029	390,000	388,188
4.00%, 4/13/2032	29,000	27,268
5.20%, 9/13/2032	31,000	31,359
PayPal Holdings, Inc. 2.85%, 10/1/2029	40,000	37,041
Shell International Finance BV
2.88%, 5/10/2026	119,000	116,393
2.50%, 9/12/2026	277,000	268,346

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
6.38%, 12/15/2038	782,000	883,129
3.00%, 11/26/2051	1,052,000	710,289
Synchrony Bank 5.63%, 8/23/2027	350,000	353,669
Visa, Inc.
0.75%, 8/15/2027	1,286,000	1,174,678
4.15%, 12/14/2035	616,000	587,793
Voya Financial, Inc. 5.70%, 7/15/2043	242,000	242,069
		7,070,218
Food Products — 0.5%
Conagra Brands, Inc.
5.30%, 11/1/2038	247,000	240,187
5.40%, 11/1/2048	100,000	95,961
General Mills, Inc. 3.00%, 2/1/2051	260,000	173,972
Hormel Foods Corp. 1.70%, 6/3/2028	243,000	221,657
J M Smucker Co. (The) 3.38%, 12/15/2027	1,243,000	1,204,699
JBS USA Holding Lux SARL
5.13%, 2/1/2028	123,000	123,484
3.00%, 2/2/2029	610,000	564,183
5.50%, 1/15/2030	883,000	889,239
3.75%, 12/1/2031	66,000	59,589
Kellanova 4.30%, 5/15/2028	375,000	370,619
Kraft Heinz Foods Co.
4.63%, 10/1/2039	260,000	240,303
6.50%, 2/9/2040	488,000	539,255
McCormick & Co., Inc. 4.20%, 8/15/2047	518,000	440,452
Pilgrim's Pride Corp.
4.25%, 4/15/2031	95,000	88,755
3.50%, 3/1/2032	200,000	176,090
Tyson Foods, Inc.
3.55%, 6/2/2027	174,000	169,591
4.35%, 3/1/2029	155,000	152,113
4.88%, 8/15/2034	1,410,000	1,380,715
5.15%, 8/15/2044	191,000	180,628
Unilever Capital Corp. (United Kingdom)
2.90%, 5/5/2027	657,000	635,898
4.63%, 8/12/2034	317,000	313,238
		8,260,628
Gas Utilities — 0.0% ^
Piedmont Natural Gas Co., Inc. 5.10%, 2/15/2035	300,000	298,053
Southern California Gas Co. Series VV, 4.30%, 1/15/2049	339,000	289,543
		587,596
Ground Transportation — 0.4%
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037	20,000	22,121
2.88%, 6/15/2052	150,000	99,272
Canadian National Railway Co. (Canada) 2.75%, 3/1/2026	205,000	200,551

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
Canadian Pacific Railway Co. (Canada)
1.75%, 12/2/2026	690,000	652,181
6.13%, 9/15/2115	246,000	264,376
CSX Corp.
4.10%, 11/15/2032	30,000	28,771
4.75%, 5/30/2042	586,000	552,127
4.30%, 3/1/2048	24,000	20,787
Norfolk Southern Corp.
4.45%, 3/1/2033	85,000	82,947
4.45%, 6/15/2045	57,000	50,657
3.40%, 11/1/2049	114,000	83,434
3.70%, 3/15/2053	1,164,000	885,148
4.10%, 5/15/2121	633,000	468,667
Union Pacific Corp.
2.40%, 2/5/2030	25,000	22,497
3.38%, 2/1/2035	706,000	627,153
2.89%, 4/6/2036	1,955,000	1,630,859
3.38%, 2/14/2042	21,000	16,740
2.95%, 3/10/2052	505,000	339,982
3.84%, 3/20/2060	166,000	126,887
4.10%, 9/15/2067	352,000	277,514
		6,452,671
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
1.40%, 6/30/2030	252,000	215,797
6.15%, 11/30/2037	326,000	365,590
Baxter International, Inc.
2.60%, 8/15/2026	100,000	96,579
2.27%, 12/1/2028	659,000	598,246
2.54%, 2/1/2032	177,000	150,931
3.13%, 12/1/2051	1,437,000	948,702
Becton Dickinson & Co. 4.30%, 8/22/2032	50,000	47,959
Boston Scientific Corp. 4.55%, 3/1/2039	50,000	47,489
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	1,374,000	1,232,727
Medtronic, Inc. 4.38%, 3/15/2035	369,000	356,109
Solventum Corp. 6.00%, 5/15/2064 (f)	284,000	290,291
		4,350,420
Health Care Providers & Services — 1.0%
Aetna, Inc. 4.13%, 11/15/2042	160,000	129,441
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	100,000	65,885
Cencora, Inc. 2.70%, 3/15/2031	824,000	726,473
Centene Corp.
4.25%, 12/15/2027	130,000	125,955
2.63%, 8/1/2031	140,000	117,232
Cigna Group (The)
3.40%, 3/1/2027	10,000	9,741
3.40%, 3/15/2051	216,000	152,279

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
CommonSpirit Health 4.35%, 11/1/2042	25,000	21,169
CVS Health Corp.
5.00%, 2/20/2026	170,000	170,263
3.00%, 8/15/2026	180,000	174,644
1.30%, 8/21/2027	75,000	68,346
4.30%, 3/25/2028	1,000,000	981,529
3.25%, 8/15/2029	14,000	12,957
1.75%, 8/21/2030	218,000	181,783
2.13%, 9/15/2031	57,000	46,831
4.78%, 3/25/2038	30,000	27,282
6.13%, 9/15/2039	440,000	449,259
4.13%, 4/1/2040	724,000	600,027
2.70%, 8/21/2040	58,000	39,735
5.05%, 3/25/2048	993,000	880,664
Elevance Health, Inc.
3.65%, 12/1/2027	15,000	14,622
2.88%, 9/15/2029	67,000	61,678
5.50%, 10/15/2032	1,036,000	1,071,381
4.75%, 2/15/2033	227,000	222,488
4.38%, 12/1/2047	110,000	93,599
3.70%, 9/15/2049	612,000	462,710
HCA, Inc.
3.13%, 3/15/2027	1,726,000	1,663,447
3.50%, 9/1/2030	500,000	461,615
Humana, Inc.
1.35%, 2/3/2027	187,000	173,959
2.15%, 2/3/2032	201,000	164,687
5.88%, 3/1/2033	220,000	227,459
4.80%, 3/15/2047	990,000	862,069
5.50%, 3/15/2053	16,000	15,354
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	129,000	108,206
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	202,000	182,511
McKesson Corp.
1.30%, 8/15/2026	524,000	497,241
5.10%, 7/15/2033	478,000	487,377
Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/2042	47,000	46,288
Methodist Hospital (The) Series 20A, 2.71%, 12/1/2050	10,000	6,615
Novant Health, Inc. 2.64%, 11/1/2036	331,000	264,211
Providence St Joseph Health Obligated Group 5.40%, 10/1/2033	260,000	265,290
Quest Diagnostics, Inc. 2.95%, 6/30/2030	16,000	14,573
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	198,000	190,797
UnitedHealth Group, Inc.
1.15%, 5/15/2026	124,000	118,277
3.45%, 1/15/2027	30,000	29,444
3.38%, 4/15/2027	20,000	19,560
4.25%, 1/15/2029	30,000	29,755
4.50%, 4/15/2033	328,000	320,448
5.80%, 3/15/2036	147,000	157,000

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
6.50%, 6/15/2037	260,000	293,736
3.25%, 5/15/2051	1,943,000	1,376,780
4.75%, 5/15/2052	500,000	458,299
3.13%, 5/15/2060	1,277,000	824,202
5.20%, 4/15/2063	25,000	24,101
		16,191,274
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/2030 (d)	500,000	500,807
3.55%, 3/15/2052	10,000	7,204
Healthcare Realty Holdings LP 3.50%, 8/1/2026	59,000	57,713
Healthpeak OP LLC 6.75%, 2/1/2041	107,000	120,256
Sabra Health Care LP
5.13%, 8/15/2026	121,000	121,118
3.20%, 12/1/2031	260,000	227,827
Ventas Realty LP
4.00%, 3/1/2028	268,000	262,428
5.70%, 9/30/2043	46,000	46,327
Welltower OP LLC
3.10%, 1/15/2030	100,000	92,183
4.95%, 9/1/2048	111,000	104,708
		1,540,571
Hotels, Restaurants & Leisure — 0.2%
Booking Holdings, Inc.
3.55%, 3/15/2028	216,000	210,192
4.63%, 4/13/2030	650,000	651,926
Expedia Group, Inc.
5.00%, 2/15/2026	517,000	517,891
3.25%, 2/15/2030	601,000	559,994
2.95%, 3/15/2031	30,000	26,871
Las Vegas Sands Corp.
3.50%, 8/18/2026	55,000	53,551
5.90%, 6/1/2027	122,000	124,019
Marriott International, Inc. Series GG, 3.50%, 10/15/2032	492,000	442,802
McDonald's Corp.
4.60%, 9/9/2032	30,000	29,842
4.70%, 12/9/2035	101,000	99,146
4.60%, 5/26/2045	312,000	282,593
Sands China Ltd. (Macau) 5.12%, 8/8/2025 (b)	200,000	199,220
Starbucks Corp.
2.00%, 3/12/2027	62,000	58,710
2.55%, 11/15/2030	143,000	126,991
3.00%, 2/14/2032	813,000	725,790
		4,109,538
Household Durables — 0.0% ^
Leggett & Platt, Inc. 4.40%, 3/15/2029	179,000	170,303

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — continued
Lennar Corp. 4.75%, 11/29/2027	150,000	150,588
NVR, Inc. 3.00%, 5/15/2030	115,000	104,670
PulteGroup, Inc.
7.88%, 6/15/2032	85,000	99,446
6.00%, 2/15/2035	130,000	137,874
Toll Brothers Finance Corp. 4.88%, 11/15/2025	49,000	48,989
Whirlpool Corp. 4.70%, 5/14/2032	90,000	86,019
		797,889
Household Products — 0.1%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	250,000	262,016
Clorox Co. (The) 4.40%, 5/1/2029	219,000	217,932
Kimberly-Clark Corp.
3.10%, 3/26/2030	240,000	224,374
6.63%, 8/1/2037	672,000	781,627
Procter & Gamble Co. (The) 4.05%, 1/26/2033	483,000	471,689
		1,957,638
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC
5.80%, 3/1/2033	200,000	209,779
5.75%, 10/1/2041	90,000	91,634
5.60%, 6/15/2042	57,000	57,692
Southern Power Co. 5.25%, 7/15/2043	260,000	252,190
		611,295
Industrial Conglomerates — 0.1%
3M Co.
2.88%, 10/15/2027	90,000	86,211
2.38%, 8/26/2029	191,000	173,112
3.25%, 8/26/2049	30,000	21,726
Honeywell International, Inc.
1.95%, 6/1/2030	340,000	297,596
5.00%, 2/15/2033	426,000	433,754
4.50%, 1/15/2034	544,000	532,613
		1,545,012
Industrial REITs — 0.0% ^
Prologis LP
4.88%, 6/15/2028	50,000	50,677
4.38%, 2/1/2029	18,000	17,927
2.25%, 4/15/2030	100,000	88,588
1.75%, 7/1/2030	486,000	416,148
5.13%, 1/15/2034	50,000	50,602
		623,942
Insurance — 0.6%
Aflac, Inc.
2.88%, 10/15/2026	49,000	47,545
3.60%, 4/1/2030	250,000	238,644

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Allstate Corp. (The)
3.28%, 12/15/2026	488,000	476,402
4.50%, 6/15/2043	42,000	37,480
(3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (c)	18,000	18,743
American International Group, Inc.
3.88%, 1/15/2035	670,000	608,353
4.75%, 4/1/2048	349,000	322,215
Aon Global Ltd.
3.88%, 12/15/2025	12,000	11,899
4.60%, 6/14/2044	260,000	232,431
Arthur J Gallagher & Co. 2.40%, 11/9/2031	80,000	68,149
Athene Holding Ltd. 3.50%, 1/15/2031	56,000	51,462
Berkshire Hathaway Finance Corp.
2.88%, 3/15/2032	341,000	306,107
2.50%, 1/15/2051	568,000	355,966
Brighthouse Financial, Inc. 5.63%, 5/15/2030 (d)	300,000	310,715
Brown & Brown, Inc. 4.50%, 3/15/2029	253,000	249,912
Chubb INA Holdings LLC 3.05%, 12/15/2061	358,000	232,594
CNA Financial Corp.
3.90%, 5/1/2029	25,000	24,222
5.50%, 6/15/2033	126,000	129,507
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	31,000	28,093
Hartford Financial Services Group, Inc. (The) 2.80%, 8/19/2029	668,000	614,011
Lincoln National Corp.
3.05%, 1/15/2030 (d)	1,423,000	1,303,786
3.40%, 1/15/2031	244,000	222,954
Loews Corp. 3.75%, 4/1/2026	63,000	62,308
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	1,510,000	1,324,509
4.20%, 3/1/2048	25,000	21,299
MetLife, Inc.
6.38%, 6/15/2034	750,000	829,527
5.70%, 6/15/2035	783,000	830,088
4.88%, 11/13/2043	186,000	177,024
4.05%, 3/1/2045	172,000	145,402
4.60%, 5/13/2046	298,000	273,041
Progressive Corp. (The) 4.00%, 3/1/2029	44,000	43,249
Prudential Financial, Inc.
4.60%, 5/15/2044	31,000	28,339
3.94%, 12/7/2049	781,000	626,585
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (c)	32,000	33,111
RenaissanceRe Holdings Ltd. (Bermuda) 3.60%, 4/15/2029	399,000	380,087
Travelers Cos., Inc. (The) 3.05%, 6/8/2051	21,000	14,568
W R Berkley Corp. 3.15%, 9/30/2061	10,000	6,317
		10,686,644

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Interactive Media & Services — 0.2%
Alphabet, Inc.
0.80%, 8/15/2027	1,550,000	1,419,092
2.25%, 8/15/2060	594,000	345,716
Baidu, Inc. (China) 1.72%, 4/9/2026	946,000	908,231
Meta Platforms, Inc.
3.50%, 8/15/2027	200,000	195,829
4.80%, 5/15/2030	44,000	44,874
3.85%, 8/15/2032	56,000	53,253
4.45%, 8/15/2052	307,000	274,399
Weibo Corp. (China) 3.38%, 7/8/2030 (d)	546,000	494,850
		3,736,244
IT Services — 0.2%
Amdocs Ltd. 2.54%, 6/15/2030	277,000	244,276
International Business Machines Corp.
4.50%, 2/6/2026	450,000	449,655
3.45%, 2/19/2026	150,000	148,014
5.88%, 11/29/2032	1,233,000	1,321,524
4.75%, 2/6/2033	284,000	284,733
4.00%, 6/20/2042	97,000	82,578
3.43%, 2/9/2052	288,000	209,016
		2,739,796
Leisure Products — 0.1%
Brunswick Corp.
2.40%, 8/18/2031	70,000	58,540
4.40%, 9/15/2032	615,000	576,416
5.10%, 4/1/2052	210,000	173,547
Hasbro, Inc. 3.90%, 11/19/2029 (d)	197,000	187,403
		995,906
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
1.75%, 10/15/2028	2,156,000	1,954,049
5.20%, 1/31/2034	200,000	205,536
5.40%, 8/10/2043	147,000	150,787
		2,310,372
Machinery — 0.1%
Caterpillar, Inc. 4.30%, 5/15/2044	50,000	44,956
Cummins, Inc.
0.75%, 9/1/2025	104,000	101,031
2.60%, 9/1/2050	659,000	418,623
Fortive Corp. 4.30%, 6/15/2046	17,000	14,392
Illinois Tool Works, Inc. 4.88%, 9/15/2041	128,000	124,510
Parker-Hannifin Corp. 4.25%, 9/15/2027	201,000	199,843
Snap-on, Inc. 3.10%, 5/1/2050	216,000	152,707
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026	300,000	292,610
		1,348,672

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — 0.6%
Charter Communications Operating LLC
2.25%, 1/15/2029	475,000	422,174
2.80%, 4/1/2031	1,626,000	1,394,732
6.48%, 10/23/2045	164,000	161,552
3.70%, 4/1/2051	343,000	226,890
3.90%, 6/1/2052	70,000	47,562
6.83%, 10/23/2055	202,000	205,372
3.85%, 4/1/2061	817,000	523,059
3.95%, 6/30/2062	141,000	91,071
Comcast Corp.
3.15%, 3/1/2026	493,000	485,256
2.35%, 1/15/2027	100,000	95,703
3.30%, 2/1/2027	97,000	94,666
3.55%, 5/1/2028	25,000	24,232
2.65%, 2/1/2030	25,000	22,676
1.95%, 1/15/2031	100,000	85,111
4.25%, 1/15/2033	100,000	95,681
4.80%, 5/15/2033	400,000	398,176
4.40%, 8/15/2035	74,000	70,277
3.20%, 7/15/2036	844,000	704,647
3.25%, 11/1/2039	1,435,000	1,134,805
2.45%, 8/15/2052	220,000	128,708
4.05%, 11/1/2052	50,000	40,152
2.94%, 11/1/2056	271,000	170,425
Discovery Communications LLC
4.90%, 3/11/2026	150,000	149,424
3.95%, 3/20/2028	300,000	287,197
4.00%, 9/15/2055	33,000	22,606
Fox Corp. 4.71%, 1/25/2029	1,112,000	1,112,638
Grupo Televisa SAB (Mexico) 5.00%, 5/13/2045	260,000	202,620
Omnicom Group, Inc. 2.60%, 8/1/2031	142,000	123,286
Paramount Global
4.00%, 1/15/2026	131,000	129,101
4.20%, 5/19/2032	669,000	601,363
Time Warner Cable LLC 4.50%, 9/15/2042	1,659,000	1,296,522
		10,547,684
Metals & Mining — 0.3%
ArcelorMittal SA (Luxembourg)
6.55%, 11/29/2027	100,000	104,695
4.25%, 7/16/2029	20,000	19,611
BHP Billiton Finance USA Ltd. (Australia) 4.75%, 2/28/2028	150,000	151,011
Freeport-McMoRan, Inc.
4.38%, 8/1/2028	83,000	81,489
5.45%, 3/15/2043	589,000	572,041
Newmont Corp.
2.25%, 10/1/2030	320,000	280,214
2.60%, 7/15/2032	25,000	21,599

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
4.88%, 3/15/2042	1,952,000	1,853,557
Rio Tinto Alcan, Inc. (Canada)
7.25%, 3/15/2031	290,000	327,068
6.13%, 12/15/2033	160,000	174,181
Rio Tinto Finance USA plc (Australia)
5.00%, 3/9/2033	50,000	51,156
4.75%, 3/22/2042	274,000	260,879
Steel Dynamics, Inc. 5.00%, 12/15/2026	103,000	103,014
Yamana Gold, Inc. (Canada) 2.63%, 8/15/2031	1,082,000	930,427
		4,930,942
Multi-Utilities — 0.7%
Ameren Corp. 1.75%, 3/15/2028	2,315,000	2,110,282
Avista Corp. 4.00%, 4/1/2052	27,000	21,510
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028	701,000	673,302
3.80%, 7/15/2048	442,000	346,673
2.85%, 5/15/2051	477,000	311,921
Black Hills Corp. 5.95%, 3/15/2028	996,000	1,034,310
CenterPoint Energy, Inc. 2.95%, 3/1/2030	30,000	27,284
CMS Energy Corp.
4.88%, 3/1/2044	18,000	16,765
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.90%), 3.75%, 12/1/2050 (c)	11,000	9,595
Consolidated Edison Co. of New York, Inc. 3.70%, 11/15/2059	1,561,000	1,162,510
Consumers Energy Co.
4.63%, 5/15/2033	200,000	198,020
2.50%, 5/1/2060	2,114,000	1,254,879
Dominion Energy, Inc.
Series C, 3.38%, 4/1/2030	140,000	130,569
Series A, 4.35%, 8/15/2032	191,000	183,359
Series C, 4.05%, 9/15/2042	40,000	33,190
4.70%, 12/1/2044	49,000	43,465
DTE Energy Co. 2.95%, 3/1/2030	488,000	442,598
NiSource, Inc.
3.60%, 5/1/2030	25,000	23,647
5.40%, 6/30/2033	50,000	50,993
5.25%, 2/15/2043	283,000	277,801
4.38%, 5/15/2047	120,000	103,677
PG&E Energy Recovery Funding LLC Series A-1, 1.46%, 7/15/2031	362,587	327,699
Public Service Enterprise Group, Inc.
1.60%, 8/15/2030	15,000	12,683
6.13%, 10/15/2033	200,000	213,881
Puget Sound Energy, Inc.
5.80%, 3/15/2040	35,000	36,565
3.25%, 9/15/2049	250,000	176,813
Sempra
3.40%, 2/1/2028	128,000	123,141
5.50%, 8/1/2033	30,000	30,894

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
3.80%, 2/1/2038	565,000	485,383
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (c)	9,000	8,560
Southern Co. Gas Capital Corp.
5.15%, 9/15/2032	850,000	861,060
4.95%, 9/15/2034	130,000	129,217
5.88%, 3/15/2041	130,000	137,214
4.40%, 5/30/2047	62,000	53,569
		11,053,029
Office REITs — 0.2%
Boston Properties LP
3.65%, 2/1/2026	50,000	49,253
2.75%, 10/1/2026	266,000	255,530
3.25%, 1/30/2031	863,000	767,430
2.55%, 4/1/2032	360,000	296,562
COPT Defense Properties LP 2.00%, 1/15/2029	661,000	585,450
Highwoods Realty LP 2.60%, 2/1/2031	134,000	113,390
Kilroy Realty LP 2.50%, 11/15/2032	519,000	411,344
		2,478,959
Oil, Gas & Consumable Fuels — 1.7%
Boardwalk Pipelines LP 4.80%, 5/3/2029	183,000	182,027
BP Capital Markets America, Inc.
3.12%, 5/4/2026	100,000	98,152
2.72%, 1/12/2032	690,000	603,337
3.06%, 6/17/2041	45,000	33,895
3.00%, 2/24/2050	870,000	586,583
2.77%, 11/10/2050	130,000	83,164
2.94%, 6/4/2051	214,000	141,093
BP Capital Markets plc 3.28%, 9/19/2027	30,000	29,118
Canadian Natural Resources Ltd. (Canada) 6.25%, 3/15/2038	202,000	213,190
Cenovus Energy, Inc. (Canada)
2.65%, 1/15/2032	279,000	237,646
5.25%, 6/15/2037	342,000	331,277
Chevron Corp. 2.24%, 5/11/2030	573,000	509,835
Continental Resources, Inc. 4.38%, 1/15/2028	123,000	120,244
Devon Energy Corp.
4.50%, 1/15/2030	74,000	72,503
7.95%, 4/15/2032	30,000	34,511
Diamondback Energy, Inc.
3.13%, 3/24/2031	38,000	34,230
4.40%, 3/24/2051	100,000	82,372
6.25%, 3/15/2053	110,000	116,689
Enbridge, Inc. (Canada)
2.50%, 8/1/2033	980,000	807,712
3.40%, 8/1/2051	20,000	14,276
Energy Transfer LP
4.75%, 1/15/2026	11,000	10,989
5.50%, 6/1/2027	150,000	152,641

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.95%, 6/15/2028	279,000	281,197
5.25%, 4/15/2029	1,000,000	1,015,849
5.75%, 2/15/2033	64,000	66,129
4.90%, 3/15/2035	269,000	260,409
5.35%, 5/15/2045	951,000	899,176
5.40%, 10/1/2047	26,000	24,506
6.25%, 4/15/2049	440,000	460,943
5.00%, 5/15/2050	358,000	320,140
EnLink Midstream Partners LP 5.45%, 6/1/2047	57,000	53,741
Enterprise Products Operating LLC
3.13%, 7/31/2029	606,000	570,309
4.95%, 2/15/2035	360,000	359,053
4.45%, 2/15/2043	851,000	764,215
3.95%, 1/31/2060	90,000	69,177
EOG Resources, Inc.
4.15%, 1/15/2026	377,000	375,099
3.90%, 4/1/2035	527,000	483,356
EQT Corp. 7.00%, 2/1/2030 (b)	144,000	155,650
Equinor ASA (Norway) 3.63%, 9/10/2028	462,000	450,535
Expand Energy Corp.
8.38%, 9/15/2028	131,000	134,657
5.38%, 3/15/2030	46,000	45,689
Exxon Mobil Corp.
3.48%, 3/19/2030	1,000,000	953,402
3.00%, 8/16/2039	319,000	252,215
4.11%, 3/1/2046	657,000	561,406
3.45%, 4/15/2051	129,000	96,589
Hess Corp. 7.30%, 8/15/2031	287,000	326,439
Kinder Morgan, Inc.
1.75%, 11/15/2026	187,000	177,084
4.80%, 2/1/2033	1,889,000	1,840,375
5.55%, 6/1/2045	217,000	211,783
5.20%, 3/1/2048	593,000	551,688
3.60%, 2/15/2051	260,000	186,974
Marathon Oil Corp. 6.80%, 3/15/2032	98,000	110,568
Marathon Petroleum Corp.
5.13%, 12/15/2026	73,000	73,516
6.50%, 3/1/2041	190,000	204,938
MPLX LP
5.20%, 3/1/2047	340,000	317,849
4.70%, 4/15/2048	270,000	233,447
4.90%, 4/15/2058	453,000	387,332
Occidental Petroleum Corp. 5.20%, 8/1/2029	99,000	99,662
ONEOK Partners LP 6.65%, 10/1/2036	42,000	46,313
ONEOK, Inc.
4.55%, 7/15/2028	550,000	547,588
3.40%, 9/1/2029	55,000	51,747
5.15%, 10/15/2043	260,000	244,937

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Ovintiv, Inc.
5.65%, 5/15/2028	497,000	507,446
6.25%, 7/15/2033	28,000	29,412
6.50%, 8/15/2034	200,000	212,987
Phillips 66 2.15%, 12/15/2030	259,000	222,944
Phillips 66 Co. 3.75%, 3/1/2028	934,000	911,785
Pioneer Natural Resources Co. 1.13%, 1/15/2026	652,000	628,053
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026	150,000	151,669
4.20%, 3/15/2028	150,000	147,786
Shell Finance US, Inc. 2.38%, 11/7/2029	387,000	351,334
Targa Resources Partners LP
6.50%, 7/15/2027	93,000	93,991
6.88%, 1/15/2029	1,365,000	1,398,581
4.00%, 1/15/2032	50,000	46,532
TC PipeLines LP 3.90%, 5/25/2027	160,000	156,449
Tosco Corp. 8.13%, 2/15/2030	343,000	400,049
TotalEnergies Capital International SA (France) 2.83%, 1/10/2030	234,000	215,772
TotalEnergies Capital SA (France)
4.72%, 9/10/2034	107,000	105,723
5.43%, 9/10/2064	183,000	179,718
TransCanada PipeLines Ltd. (Canada) 4.10%, 4/15/2030	13,000	12,516
Transcontinental Gas Pipe Line Co. LLC 4.45%, 8/1/2042	172,000	153,507
Valero Energy Corp.
3.40%, 9/15/2026	598,000	584,485
2.80%, 12/1/2031	285,000	247,986
3.65%, 12/1/2051	103,000	73,818
4.00%, 6/1/2052	130,000	98,865
Western Midstream Operating LP 5.30%, 3/1/2048	624,000	559,759
Williams Cos., Inc. (The)
3.75%, 6/15/2027	987,000	965,958
5.65%, 3/15/2033	75,000	77,556
5.75%, 6/24/2044	50,000	50,852
4.90%, 1/15/2045	133,000	121,789
		27,468,488
Paper & Forest Products — 0.0% ^
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	364,000	370,067
Suzano International Finance BV (Brazil) 5.50%, 1/17/2027	39,000	39,300
		409,367
Passenger Airlines — 0.0% ^
American Airlines Pass-Through Trust Series 2021-1, Class A Shares, 2.88%, 7/11/2034	80,348	69,514
Delta Air Lines, Inc.
7.38%, 1/15/2026	27,000	27,574
4.38%, 4/19/2028	130,000	126,904
Southwest Airlines Co. 5.13%, 6/15/2027	100,000	100,908
		324,900

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The)
4.38%, 5/15/2028	275,000	273,460
1.95%, 3/15/2031	130,000	109,513
6.00%, 5/15/2037	130,000	137,100
3.13%, 12/1/2049	412,000	280,895
Kenvue, Inc.
5.00%, 3/22/2030	330,000	337,673
4.90%, 3/22/2033	330,000	332,655
		1,471,296
Pharmaceuticals — 0.7%
Astrazeneca Finance LLC (United Kingdom) 1.75%, 5/28/2028	2,185,000	1,994,593
AstraZeneca plc (United Kingdom) 1.38%, 8/6/2030	519,000	437,663
Bristol-Myers Squibb Co.
1.13%, 11/13/2027	93,000	84,876
3.40%, 7/26/2029	30,000	28,593
5.50%, 2/22/2044	500,000	515,713
4.25%, 10/26/2049	1,019,000	871,006
2.55%, 11/13/2050	581,000	358,577
5.55%, 2/22/2054	500,000	514,810
3.90%, 3/15/2062	41,000	31,311
Eli Lilly & Co.
3.10%, 5/15/2027	115,000	111,886
4.70%, 2/27/2033	150,000	150,347
2.50%, 9/15/2060	384,000	221,584
Johnson & Johnson
2.95%, 3/3/2027	47,000	45,677
3.55%, 3/1/2036	40,000	36,024
3.40%, 1/15/2038	362,000	312,280
Merck & Co., Inc.
0.75%, 2/24/2026	140,000	133,993
3.40%, 3/7/2029	785,000	754,007
1.45%, 6/24/2030	1,100,000	934,900
3.60%, 9/15/2042	68,000	55,320
2.90%, 12/10/2061	279,000	172,285
Novartis Capital Corp. (Switzerland)
3.00%, 11/20/2025	157,000	154,809
2.20%, 8/14/2030	190,000	168,480
4.20%, 9/18/2034	64,000	61,209
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	30,000	29,704
Pfizer, Inc.
3.00%, 12/15/2026	109,000	105,952
3.60%, 9/15/2028 (d)	835,000	813,997
3.45%, 3/15/2029	220,000	211,673
4.00%, 12/15/2036	308,000	282,604
4.10%, 9/15/2038	71,000	64,472
Pharmacia LLC 6.60%, 12/1/2028 (b)	350,000	375,799
Royalty Pharma plc 1.75%, 9/2/2027	397,000	366,369

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Takeda Pharmaceutical Co. Ltd. (Japan)
2.05%, 3/31/2030	294,000	256,849
3.38%, 7/9/2060	250,000	168,706
Viatris, Inc.
2.30%, 6/22/2027	300,000	281,622
3.85%, 6/22/2040	958,000	746,069
Wyeth LLC 5.95%, 4/1/2037	557,000	599,586
		12,453,345
Professional Services — 0.1%
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	44,000	40,275
Concentrix Corp. 6.60%, 8/2/2028	115,000	117,661
Equifax, Inc. 2.35%, 9/15/2031 (d)	577,000	490,611
Thomson Reuters Corp. (Canada) 3.35%, 5/15/2026	295,000	289,619
Verisk Analytics, Inc. 5.75%, 4/1/2033	30,000	31,651
		969,817
Residential REITs — 0.2%
American Homes 4 Rent LP 4.90%, 2/15/2029	224,000	224,615
AvalonBay Communities, Inc.
2.95%, 5/11/2026	11,000	10,752
1.90%, 12/1/2028	190,000	171,452
2.30%, 3/1/2030	464,000	412,971
Camden Property Trust
4.10%, 10/15/2028	154,000	151,378
2.80%, 5/15/2030	45,000	40,890
ERP Operating LP 4.15%, 12/1/2028	427,000	421,507
Mid-America Apartments LP 1.10%, 9/15/2026	292,000	274,415
Sun Communities Operating LP 4.20%, 4/15/2032	130,000	121,136
UDR, Inc. 3.10%, 11/1/2034	1,422,000	1,192,296
		3,021,412
Retail REITs — 0.1%
Brixmor Operating Partnership LP 4.05%, 7/1/2030	486,000	464,097
Kimco Realty OP LLC 4.60%, 2/1/2033	288,000	280,695
NNN REIT, Inc. 3.00%, 4/15/2052	160,000	103,929
Realty Income Corp.
4.00%, 7/15/2029	50,000	48,680
3.40%, 1/15/2030	37,000	34,724
3.25%, 1/15/2031	337,000	309,350
		1,241,475
Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc. 2.95%, 10/1/2051	160,000	108,409
Applied Materials, Inc. 2.75%, 6/1/2050	145,000	96,152
Broadcom, Inc.
4.11%, 9/15/2028	46,000	45,227
4.30%, 11/15/2032	47,000	45,078
3.14%, 11/15/2035 (f)	728,000	606,063
4.93%, 5/15/2037 (f)	1,004,000	975,765

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
3.50%, 2/15/2041 (f)	180,000	144,178
Intel Corp.
2.45%, 11/15/2029	378,000	337,874
2.00%, 8/12/2031	819,000	678,418
2.80%, 8/12/2041	983,000	666,879
4.25%, 12/15/2042	1,244,000	1,017,468
3.25%, 11/15/2049	245,000	160,289
3.05%, 8/12/2051	336,000	208,673
3.10%, 2/15/2060	477,000	281,078
3.20%, 8/12/2061	260,000	154,672
KLA Corp.
4.95%, 7/15/2052	100,000	95,502
5.25%, 7/15/2062	50,000	49,826
Lam Research Corp.
3.75%, 3/15/2026	72,000	71,292
1.90%, 6/15/2030	502,000	435,599
2.88%, 6/15/2050	20,000	13,381
Micron Technology, Inc.
4.98%, 2/6/2026	187,000	187,216
6.75%, 11/1/2029	200,000	215,658
2.70%, 4/15/2032	307,000	262,504
NVIDIA Corp. 2.85%, 4/1/2030	200,000	185,428
NXP BV (China)
4.30%, 6/18/2029	30,000	29,395
2.65%, 2/15/2032	90,000	77,195
3.25%, 5/11/2041	927,000	705,539
QUALCOMM, Inc. 5.40%, 5/20/2033	30,000	31,446
Texas Instruments, Inc. 2.90%, 11/3/2027	1,246,000	1,199,358
TSMC Arizona Corp. (Taiwan) 1.75%, 10/25/2026	1,230,000	1,165,132
		10,250,694
Software — 0.5%
Adobe, Inc. 2.15%, 2/1/2027	465,000	444,371
Microsoft Corp.
3.40%, 6/15/2027	500,000	490,761
3.50%, 2/12/2035	140,000	130,168
2.50%, 9/15/2050	139,000	89,289
4.00%, 2/12/2055	1,111,000	957,880
Oracle Corp.
3.25%, 11/15/2027	773,000	746,847
4.00%, 11/15/2047	753,000	602,029
3.60%, 4/1/2050	1,966,000	1,455,328
3.95%, 3/25/2051	1,829,000	1,429,434
Roper Technologies, Inc.
1.00%, 9/15/2025	84,000	81,623
3.85%, 12/15/2025	25,000	24,768
1.75%, 2/15/2031	71,000	59,276
Salesforce, Inc. 1.95%, 7/15/2031	2,240,000	1,911,307

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
VMware LLC
1.40%, 8/15/2026	58,000	54,805
1.80%, 8/15/2028	24,000	21,691
2.20%, 8/15/2031	11,000	9,255
Workday, Inc. 3.70%, 4/1/2029	300,000	289,145
		8,797,977
Specialized REITs — 0.1%
American Tower Corp.
1.45%, 9/15/2026	45,000	42,484
3.38%, 10/15/2026	171,000	166,908
2.75%, 1/15/2027	130,000	125,016
3.65%, 3/15/2027	30,000	29,330
3.55%, 7/15/2027	33,000	32,110
5.50%, 3/15/2028	30,000	30,685
5.25%, 7/15/2028	30,000	30,497
2.10%, 6/15/2030	537,000	466,137
Crown Castle, Inc.
3.80%, 2/15/2028	20,000	19,412
4.80%, 9/1/2028	30,000	29,942
2.25%, 1/15/2031	314,000	267,750
3.25%, 1/15/2051	702,000	484,751
CubeSmart LP
2.00%, 2/15/2031	35,000	29,600
2.50%, 2/15/2032	92,000	78,493
Equinix, Inc.
1.00%, 9/15/2025	35,000	34,008
3.90%, 4/15/2032	145,000	136,231
Public Storage Operating Co. 0.88%, 2/15/2026	84,000	80,490
		2,083,844
Specialty Retail — 0.3%
AutoNation, Inc. 4.75%, 6/1/2030	16,000	15,720
AutoZone, Inc.
4.00%, 4/15/2030	475,000	458,328
1.65%, 1/15/2031	40,000	33,371
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	155,000	116,773
Home Depot, Inc. (The)
2.13%, 9/15/2026	600,000	576,706
2.80%, 9/14/2027	1,000,000	961,391
1.50%, 9/15/2028	25,000	22,522
3.13%, 12/15/2049	142,000	100,790
3.50%, 9/15/2056	1,023,000	757,759
Lowe's Cos., Inc.
2.50%, 4/15/2026	500,000	486,937
1.70%, 10/15/2030	145,000	122,863
5.00%, 4/15/2033	220,000	221,540
5.15%, 7/1/2033	30,000	30,547
4.38%, 9/15/2045	142,000	122,824

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
4.05%, 5/3/2047	191,000	155,456
O'Reilly Automotive, Inc. 3.90%, 6/1/2029	428,000	414,898
TJX Cos., Inc. (The) 1.15%, 5/15/2028	630,000	566,043
Tractor Supply Co. 5.25%, 5/15/2033	10,000	10,168
		5,174,636
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
0.70%, 2/8/2026	1,261,000	1,208,517
4.42%, 5/8/2026	156,000	156,012
2.05%, 9/11/2026	26,000	25,000
2.20%, 9/11/2029	647,000	589,532
4.30%, 5/10/2033	100,000	100,220
4.50%, 2/23/2036	144,000	144,303
2.38%, 2/8/2041	15,000	10,837
3.45%, 2/9/2045	1,387,000	1,117,251
4.38%, 5/13/2045	2,045,000	1,891,113
Dell International LLC
4.90%, 10/1/2026	250,000	250,623
5.25%, 2/1/2028	150,000	152,822
3.38%, 12/15/2041	496,000	380,581
Hewlett Packard Enterprise Co. 1.75%, 4/1/2026	27,000	25,947
HP, Inc.
1.45%, 6/17/2026	300,000	285,373
5.50%, 1/15/2033	150,000	154,185
Western Digital Corp.
2.85%, 2/1/2029	310,000	278,034
3.10%, 2/1/2032	131,000	110,676
		6,881,026
Textiles, Apparel & Luxury Goods — 0.0% ^
NIKE, Inc. 2.38%, 11/1/2026	20,000	19,286
Tapestry, Inc. 4.13%, 7/15/2027	288,000	282,622
		301,908
Tobacco — 0.2%
Altria Group, Inc. 5.38%, 1/31/2044	658,000	650,446
BAT Capital Corp. (United Kingdom)
3.46%, 9/6/2029	150,000	141,482
6.42%, 8/2/2033	181,000	195,290
4.39%, 8/15/2037	2,691,000	2,400,332
Philip Morris International, Inc.
0.88%, 5/1/2026	90,000	85,504
3.38%, 8/15/2029	40,000	37,976
3.88%, 8/21/2042	250,000	206,844
4.88%, 11/15/2043	449,000	422,783
		4,140,657

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — 0.0% ^
Air Lease Corp.
3.75%, 6/1/2026	42,000	41,360
3.25%, 10/1/2029	25,000	23,331
2.88%, 1/15/2032	250,000	217,983
		282,674
Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 6/1/2029	595,000	565,820
2.30%, 6/1/2031	259,000	223,757
4.45%, 6/1/2032	100,000	97,968
Essential Utilities, Inc. 4.28%, 5/1/2049	181,000	149,502
		1,037,047
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) 3.63%, 4/22/2029	302,000	287,427
Rogers Communications, Inc. (Canada)
2.90%, 11/15/2026	222,000	214,226
5.00%, 3/15/2044	269,000	250,260
4.35%, 5/1/2049	25,000	20,766
T-Mobile USA, Inc.
1.50%, 2/15/2026	25,000	24,060
5.38%, 4/15/2027	100,000	100,422
2.40%, 3/15/2029	226,000	205,420
4.38%, 4/15/2040	1,500,000	1,353,529
3.00%, 2/15/2041	3,232,000	2,418,624
Vodafone Group plc (United Kingdom)
4.38%, 5/30/2028	79,000	79,091
5.88%, 6/28/2064	117,000	117,531
		5,071,356
Total Corporate Bonds (Cost $406,778,132)		408,533,055
Foreign Government Securities — 1.6%
Canada Government Bond
0.75%, 5/19/2026	395,000	375,461
4.63%, 4/30/2029	200,000	204,131
Export Development Canada
3.00%, 5/25/2027	10,000	9,720
3.88%, 2/14/2028	265,000	262,491
Hungary Government Bond 7.63%, 3/29/2041	298,000	337,961
Italian Republic Government Bond
2.88%, 10/17/2029	452,000	413,295
3.88%, 5/6/2051	80,000	57,147
Japan Bank for International Cooperation
2.13%, 2/10/2025	5,000	4,974
2.75%, 1/21/2026	201,000	196,859
2.38%, 4/20/2026	250,000	242,833
2.25%, 11/4/2026	760,000	729,524

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
2.75%, 11/16/2027	60,000	57,329
1.88%, 4/15/2031	65,000	55,953
Japan International Cooperation Agency
2.13%, 10/20/2026	656,000	628,129
2.75%, 4/27/2027	65,000	62,491
3.38%, 6/12/2028	876,000	846,322
Oriental Republic of Uruguay
4.38%, 10/27/2027	207,000	205,683
5.75%, 10/28/2034	330,000	345,573
Province of Alberta
3.30%, 3/15/2028	1,056,000	1,023,941
4.50%, 6/26/2029	160,000	161,435
Province of British Columbia
2.25%, 6/2/2026	35,000	33,924
0.90%, 7/20/2026	76,000	71,898
4.20%, 7/6/2033	733,000	717,135
4.75%, 6/12/2034	694,000	704,752
Province of Ontario
1.05%, 4/14/2026	125,000	119,465
2.50%, 4/27/2026	761,000	741,255
2.30%, 6/15/2026	337,000	326,593
3.10%, 5/19/2027	456,000	443,486
1.05%, 5/21/2027	20,000	18,501
3.70%, 9/17/2029	100,000	97,535
2.00%, 10/2/2029	411,000	370,417
1.13%, 10/7/2030	928,000	774,617
Province of Quebec 2.50%, 4/20/2026	991,000	965,465
Republic of Chile
2.45%, 1/31/2031	1,748,000	1,528,845
2.55%, 1/27/2032	70,000	60,377
2.55%, 7/27/2033	541,000	449,885
4.95%, 1/5/2036	250,000	245,379
3.10%, 5/7/2041	260,000	195,273
4.34%, 3/7/2042	370,000	326,266
Republic of Indonesia
5.65%, 1/11/2053	55,000	56,682
4.45%, 4/15/2070	654,000	548,359
Republic of Korea, 2.50%, 6/19/2029	876,000	814,598
Republic of Panama
8.88%, 9/30/2027	420,000	456,415
2.25%, 9/29/2032	557,000	411,380
6.40%, 2/14/2035	400,000	385,079
4.50%, 1/19/2063	1,116,000	721,886
Republic of Peru
3.00%, 1/15/2034	254,000	210,771
5.38%, 2/8/2035	260,000	257,689
5.63%, 11/18/2050	31,000	30,509
2.78%, 12/1/2060	228,000	131,202
3.23%, 7/28/2121	1,058,000	605,629

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Republic of Philippines
5.17%, 10/13/2027	90,000	90,935
9.50%, 2/2/2030	304,000	368,200
5.00%, 7/17/2033	80,000	80,126
3.70%, 3/1/2041	500,000	413,973
3.70%, 2/2/2042	350,000	287,477
2.65%, 12/10/2045	1,041,000	691,899
Republic of Poland
5.50%, 11/16/2027	50,000	51,170
5.75%, 11/16/2032	18,000	18,764
5.50%, 4/4/2053	81,000	78,563
State of Israel Government Bond
2.75%, 7/3/2030	305,000	267,609
3.38%, 1/15/2050	582,000	393,616
Svensk Exportkredit AB
0.63%, 5/14/2025	205,000	201,360
2.25%, 3/22/2027	214,000	204,466
4.13%, 6/14/2028	809,000	805,566
4.88%, 10/4/2030	362,000	372,073
United Mexican States
3.25%, 4/16/2030	505,000	449,902
2.66%, 5/24/2031	303,000	252,516
4.75%, 4/27/2032	307,000	286,672
3.50%, 2/12/2034	1,276,000	1,049,396
6.75%, 9/27/2034	43,000	44,984
6.35%, 2/9/2035	500,000	504,734
4.28%, 8/14/2041	625,000	484,887
6.34%, 5/4/2053	60,000	56,135
3.77%, 5/24/2061	1,236,000	756,929
Total Foreign Government Securities (Cost $27,587,954)		27,254,471
Commercial Mortgage-Backed Securities — 1.6%
BANK
Series 2017-BNK4, Class ASB, 3.42%, 5/15/2050	12,889	12,684
Series 2019-BN16, Class A4, 4.01%, 2/15/2052	60,000	57,759
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	60,000	54,531
Series 2019-BN23, Class A3, 2.92%, 12/15/2052	142,000	129,163
Series 2018-BN10, Class A5, 3.69%, 2/15/2061	20,000	19,301
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	90,648
Series 2018-BN13, Class C, 4.70%, 8/15/2061 (g)	500,000	416,106
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	260,000	237,242
Series 2020-BN26, Class A4, 2.40%, 3/15/2063	500,000	440,929
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	500,000	430,348
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A4, 3.57%, 2/15/2050	20,000	19,418
BBCMS Mortgage Trust Series 2018-C2, Class A5, 4.31%, 12/15/2051	40,000	39,211
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 1/15/2051 (g)	50,000	48,388
Series 2018-B2, Class B, 4.45%, 2/15/2051 (g)	20,000	18,072
Series 2018-B5, Class A4, 4.21%, 7/15/2051	110,000	107,131

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2018-B6, Class A2, 4.20%, 10/10/2051	29,206	28,787
Series 2018-B8, Class A5, 4.23%, 1/15/2052	40,000	38,620
Series 2019-B11, Class A2, 3.41%, 5/15/2052	21,586	21,137
Series 2021-B31, Class A5, 2.67%, 12/15/2054	600,000	518,478
Cantor Commercial Real Estate Lending Series 2019-CF2, Class AS, 3.12%, 11/15/2052	75,000	66,271
CD Mortgage Trust
Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	11,459	11,226
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (g)	30,000	28,366
Series 2018-CD7, Class A3, 4.01%, 8/15/2051	397,731	386,566
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.57%, 6/15/2050	30,000	28,923
Series 2016-C7, Class ASB, 3.64%, 12/10/2054	7,511	7,409
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class C, 4.34%, 4/10/2048 (g)	40,000	38,841
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	22,410	22,164
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	1,000,000	890,631
Commercial Mortgage Trust
Series 2014-UBS5, Class AM, 4.19%, 9/10/2047 (g)	26,507	26,193
Series 2015-LC19, Class A4, 3.18%, 2/10/2048	164,783	164,131
Series 2015-LC21, Class AM, 4.04%, 7/10/2048 (g)	30,000	29,750
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	30,000	29,745
Series 2015-PC1, Class A5, 3.90%, 7/10/2050	300,000	298,368
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 8/15/2048	30,000	29,709
Series 2016-C5, Class A5, 3.76%, 11/15/2048	27,000	26,674
DBGS Mortgage Trust Series 2018-C1, Class A4, 4.47%, 10/15/2051	20,000	19,206
DBJPM Mortgage Trust Series 2017-C6, Class A5, 3.33%, 6/10/2050	20,000	19,187
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K731, Class A2, 3.60%, 2/25/2025 (g)	27,621	27,510
Series K051, Class A2, 3.31%, 9/25/2025	38,766	38,327
Series K735, Class A2, 2.86%, 5/25/2026	48,277	47,165
Series K057, Class A2, 2.57%, 7/25/2026	63,000	61,193
Series K063, Class A1, 3.05%, 8/25/2026	16,187	15,930
Series K059, Class A2, 3.12%, 9/25/2026 (g)	1,000,000	976,246
Series K062, Class A2, 3.41%, 12/25/2026	1,000,000	979,640
Series K064, Class A2, 3.22%, 3/25/2027	1,000,000	974,690
Series K072, Class A2, 3.44%, 12/25/2027	400,000	388,732
Series K084, Class A2, 3.78%, 10/25/2028 (g)	500,000	487,815
Series K087, Class A2, 3.77%, 12/25/2028	1,000,000	976,475
Series K091, Class A2, 3.51%, 3/25/2029	1,000,000	964,823
Series K097, Class A2, 2.51%, 7/25/2029	2,000,000	1,841,160
Series K096, Class A2, 2.52%, 7/25/2029	295,000	271,951
Series K100, Class A2, 2.67%, 9/25/2029	400,000	369,957
Series K102, Class A2, 2.54%, 10/25/2029	400,000	367,353
Series K113, Class A2, 1.34%, 6/25/2030	700,000	596,355
Series K158, Class A1, 3.90%, 7/25/2030	1,041,048	1,023,435
Series K117, Class A2, 1.41%, 8/25/2030	1,265,000	1,073,609
Series K123, Class A2, 1.62%, 12/25/2030	500,000	426,224
Series K125, Class A2, 1.85%, 1/25/2031	10,000	8,611

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K127, Class A2, 2.11%, 1/25/2031	600,000	524,662
Series K-1512, Class A2, 2.99%, 5/25/2031	75,000	68,852
Series K155, Class A3, 3.75%, 4/25/2033	545,000	514,725
Series K157, Class A2, 3.99%, 5/25/2033 (g)	250,000	243,687
Series K156, Class A3, 3.70%, 6/25/2033 (g)	91,000	85,571
Series K-1512, Class A3, 3.06%, 4/25/2034	150,000	132,779
FNMA ACES
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (g)	268,236	260,024
Series 2017-M14, Class A2, 2.91%, 11/25/2027 (g)	7,322	7,010
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (g)	39,292	38,025
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (g)	424,293	412,781
Series 2019-M1, Class A2, 3.66%, 9/25/2028 (g)	71,050	69,053
Series 2019-M22, Class A2, 2.52%, 8/25/2029	575,626	532,182
Series 2021-M2S, Class A2, 1.87%, 10/25/2031 (g)	700,000	591,685
GS Mortgage Securities Trust
Series 2014-GC24, Class AS, 4.16%, 9/10/2047 (g)	170,000	165,717
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	25,000	24,794
Series 2018-GS9, Class A4, 3.99%, 3/10/2051 (g)	200,000	190,952
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class C, 4.07%, 7/15/2045 (g)	11,654	11,177
Series 2015-C29, Class B, 4.12%, 5/15/2048 (g)	40,000	39,082
Series 2015-C31, Class A3, 3.80%, 8/15/2048	534,009	528,088
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class A5, 3.72%, 3/15/2050	600,000	582,914
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (g)	20,000	17,163
Series 2017-C5, Class B, 4.01%, 3/15/2050 (g)	20,000	16,874
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class AS, 3.56%, 4/15/2048	40,000	38,993
Series 2015-C25, Class ASB, 3.38%, 10/15/2048	5,778	5,737
Series 2015-C25, Class A5, 3.64%, 10/15/2048	40,000	39,502
Series 2016-C31, Class A5, 3.10%, 11/15/2049	450,000	430,466
Series 2016-C32, Class A4, 3.72%, 12/15/2049	295,000	287,214
Morgan Stanley Capital I Trust
Series 2016-UB12, Class A3, 3.34%, 12/15/2049	540,925	524,207
Series 2017-H1, Class C, 4.28%, 6/15/2050 (g)	25,000	23,106
Series 2019-L2, Class A4, 4.07%, 3/15/2052	50,000	48,095
Series 2019-L3, Class A4, 3.13%, 11/15/2052	100,000	92,419
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 8/15/2050	700,000	678,843
Series 2017-C4, Class ASB, 3.37%, 10/15/2050	21,754	21,341
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (g)	70,000	66,181
Series 2017-C7, Class AS, 4.06%, 12/15/2050 (g)	50,000	47,769
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A4, 3.19%, 2/15/2048	1,594	1,585
Series 2015-C28, Class A4, 3.54%, 5/15/2048	20,000	19,856
Series 2015-C29, Class A4, 3.64%, 6/15/2048	120,000	119,096
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	481,284
Series 2018-C45, Class A3, 3.92%, 6/15/2051	35,929	34,674
Series 2019-C51, Class A3, 3.06%, 6/15/2052	471,462	430,691

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-C52, Class A5, 2.89%, 8/15/2052	500,000	456,523
Series 2019-C53, Class A4, 3.04%, 10/15/2052	125,000	115,157
Series 2020-C55, Class A5, 2.73%, 2/15/2053	10,000	9,019
WFRBS Commercial Mortgage Trust Series 2014-C22, Class A5, 3.75%, 9/15/2057	277	275
Total Commercial Mortgage-Backed Securities (Cost $27,170,793)		25,798,344
Supranational — 1.1%
African Development Bank (Supranational)
4.63%, 1/4/2027	45,000	45,374
4.38%, 11/3/2027	84,000	84,455
Asian Development Bank (Supranational)
4.25%, 1/9/2026	126,000	125,857
0.50%, 2/4/2026	568,000	543,358
1.00%, 4/14/2026	875,000	836,899
2.00%, 4/24/2026	13,000	12,597
1.25%, 6/9/2028	1,018,000	921,790
4.50%, 8/25/2028	10,000	10,111
1.75%, 9/19/2029	74,000	66,380
3.13%, 4/27/2032	321,000	299,044
Asian Infrastructure Investment Bank (The) (Supranational) 4.00%, 1/18/2028	28,000	27,861
European Bank for Reconstruction & Development (Supranational) 4.25%, 3/13/2034	250,000	249,287
European Investment Bank (Supranational)
0.38%, 3/26/2026	2,099,000	1,994,412
2.13%, 4/13/2026	11,000	10,687
3.88%, 3/15/2028	35,000	34,697
1.63%, 10/9/2029	303,000	270,069
3.75%, 11/15/2029	742,000	728,752
3.75%, 2/14/2033	448,000	434,056
4.88%, 2/15/2036	21,000	22,031
Inter-American Development Bank (Supranational)
4.38%, 2/1/2027	869,000	872,085
4.00%, 1/12/2028	487,000	484,447
4.50%, 9/13/2033	200,000	203,401
3.20%, 8/7/2042	408,000	337,806
Inter-American Investment Corp. (Supranational) 4.13%, 2/15/2028	1,842,000	1,835,234
International Bank for Reconstruction & Development (Supranational)
2.50%, 11/22/2027	786,000	749,769
3.50%, 7/12/2028	373,000	364,765
1.13%, 9/13/2028	2,725,000	2,437,281
3.88%, 10/16/2029	130,000	128,453
1.75%, 10/23/2029	664,000	594,645
3.88%, 2/14/2030	1,500,000	1,480,618
0.88%, 5/14/2030	199,000	167,450
1.63%, 11/3/2031	1,386,000	1,173,591
3.88%, 8/28/2034	12,000	11,622

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Supranational — continued
International Finance Corp. (Supranational) 2.13%, 4/7/2026	5,000	4,855
Nordic Investment Bank (Supranational) 2.63%, 4/4/2025	55,000	54,640
Total Supranational (Cost $17,735,315)		17,618,379
U.S. Government Agency Securities — 0.7%
FFCB Funding Corp.
0.75%, 12/16/2026	100,000	92,918
0.69%, 2/2/2027	245,000	226,142
1.30%, 3/30/2027	820,000	764,753
0.79%, 6/21/2027	110,000	100,419
0.84%, 2/2/2028	50,000	44,814
1.12%, 9/1/2028	35,000	31,116
1.23%, 9/10/2029	35,000	30,412
1.68%, 4/29/2030	55,000	47,883
1.23%, 7/29/2030	194,000	163,898
1.15%, 8/12/2030	93,000	77,989
1.24%, 9/3/2030	129,000	108,383
1.32%, 9/9/2030	373,000	314,388
1.24%, 12/23/2030	120,000	99,122
1.38%, 1/14/2031	135,000	112,453
1.30%, 2/3/2031	125,000	103,586
2.23%, 3/12/2035	12,000	9,442
1.69%, 8/20/2035	11,000	8,157
FHLB
0.58%, 2/11/2026	65,000	61,978
4.00%, 10/9/2026	760,000	757,728
0.92%, 2/26/2027	150,000	139,207
4.75%, 4/9/2027	2,880,000	2,922,911
3.25%, 6/9/2028	280,000	271,994
3.25%, 11/16/2028	10,000	9,707
FHLMC
0.90%, 10/13/2027	65,000	58,936
4.60%, 12/14/2029 (h)	1,494,000	1,211,360
6.25%, 7/15/2032	685,000	776,348
FNMA
1.88%, 9/24/2026	34,000	32,664
0.75%, 10/8/2027	1,791,000	1,633,065
Israel Government AID Bond (Israel) 5.50%, 9/18/2033	446,000	478,757
Tennessee Valley Authority 4.70%, 7/15/2033	1,315,000	1,337,799
Total U.S. Government Agency Securities (Cost $12,181,339)		12,028,329
Municipal Bonds — 0.4% (i)
Arizona — 0.0% ^
City of Tucson, Taxable Series 2021A, COP, AGM, 2.86%, 7/1/2047	865,000	641,482

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — 0.2%
Bay Area Toll Authority, Toll Bridge
Series 2010S-1, Rev., 6.92%, 4/1/2040	20,000	23,105
Series 2009F-2, Rev., 6.26%, 4/1/2049	100,000	111,083
California State University, Systemwide Series 2021B, Rev., 2.72%, 11/1/2052	1,070,000	749,914
East Bay Municipal Utility District, Water System Series 2010B, Rev., 5.87%, 6/1/2040	155,000	164,244
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B, Rev., 3.29%, 6/1/2042	455,000	357,700
Regents of the University of California, Medical Center Pooled
Series 2010H, Rev., 6.55%, 5/15/2048	40,000	44,966
Series 2020N, Rev., 3.71%, 5/15/2120	140,000	95,719
State of California, Various Purpose
GO, 7.50%, 4/1/2034	235,000	275,978
GO, 7.55%, 4/1/2039	1,400,000	1,710,169
Total California		3,532,878
Connecticut — 0.0% ^
State of Connecticut Series A, GO, 5.85%, 3/15/2032	75,000	79,759
Florida — 0.0% ^
State Board of Administration Finance Corp. Series 2020A, Rev., 2.15%, 7/1/2030	147,000	127,964
Georgia — 0.0% ^
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2010A, Rev., 7.06%, 4/1/2057	48,000	55,569
Illinois — 0.0% ^
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2018C, Rev., 4.47%, 1/1/2049	25,000	22,936
Metropolitan Water Reclamation District of Greater Chicago, GO, 5.72%, 12/1/2038	55,000	57,398
Sales Tax Securitization Corp. Series 2019A, Rev., 4.64%, 1/1/2040	55,000	54,170
State of Illinois, GO, 5.10%, 6/1/2033	385,882	387,704
Total Illinois		522,208
Nebraska — 0.0% ^
University of Nebraska Facilities Corp., University System Facilities Series 2019A, Rev., 3.04%, 10/1/2049	50,000	38,361
New Jersey — 0.0% ^
New Jersey Economic Development Authority, Pension Funding Series 1997A, Rev., NATL - RE, 7.43%, 2/15/2029	35,000	37,238
New Jersey Turnpike Authority Series 2009F, Rev., 7.41%, 1/1/2040	250,000	300,961
Total New Jersey		338,199
New York — 0.0% ^
Port Authority of New York and New Jersey, Consolidated Series 192, Rev., 4.81%, 10/15/2065	120,000	114,473
Ohio — 0.0% ^
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2010A, Rev., 7.83%, 2/15/2041	25,000	30,712
Texas — 0.1%
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2021A, Rev., 2.61%, 12/1/2048	100,000	70,153
Grand Parkway Transportation Corp., System Toll Series 2020B, Rev., 3.24%, 10/1/2052	100,000	74,191
Permanent University Fund - Texas A&M University System Series 2017B, Rev., 3.66%, 7/1/2047	325,000	274,528
State of Texas, Transportation Commission Highway Improvement Series 2010A, GO, 4.68%, 4/1/2040	45,000	43,321
State of Texas, Transportation Commission Mobility Fund Series 2009A, GO, 5.52%, 4/1/2039	120,000	124,278
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Mobility Partners LLC Series 2019B, Rev., 3.92%, 12/31/2049	300,000	252,021
Total Texas		838,492

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — 0.1%
University of Virginia Series 2020, Rev., 2.26%, 9/1/2050	1,120,000	689,502
Total Municipal Bonds (Cost $8,165,072)		7,009,599
Asset-Backed Securities — 0.4%
American Airlines Pass-Through Trust Series 2017-1, Class AA, 3.65%, 2/15/2029	63,875	60,975
American Express Credit Account Master Trust
Series 2022-2, Class A, 3.39%, 5/15/2027	800,000	795,438
Series 2022-3, Class A, 3.75%, 8/15/2027	200,000	198,812
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A, 3.49%, 5/15/2027	750,000	745,994
Series 2019-A3, Class A3, 2.06%, 8/15/2028	400,000	384,173
CarMax Auto Owner Trust Series 2022-1, Class A4, 1.70%, 8/16/2027	365,000	351,824
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	100,000	98,259
Discover Card Execution Note Trust Series 2022-A3, Class A3, 3.56%, 7/15/2027	750,000	745,065
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class A, 1.06%, 9/15/2027	600,000	583,138
Series 2018-4, Class A, 4.06%, 11/15/2030	600,000	587,281
Toyota Auto Receivables Owner Trust Series 2022-B, Class A3, 2.93%, 9/15/2026	269,587	267,593
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 4/11/2026	277,997	273,755
Series 2020-1, Class A, 5.88%, 10/15/2027	66,420	67,849
Series 2016-2, Class AA, 2.88%, 10/7/2028	41,927	38,998
Series 2018-1, Class AA, 3.50%, 3/1/2030	184,596	174,019
Series 2019-2, Class AA, 2.70%, 5/1/2032	117,362	103,220
Series 2024-1, Class AA, 5.45%, 2/15/2037	100,000	102,062
Verizon Master Trust Series 2022-4, Class A, 3.40%, 11/20/2028	1,000,000	994,000
Total Asset-Backed Securities (Cost $6,527,585)		6,572,455
	SHARES
Short-Term Investments — 6.3%
Investment Companies — 6.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (j) (k) (Cost $102,155,840)	102,155,840	102,155,840
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.62% (j) (k) (Cost $3,536,121)	3,536,121	3,536,121
Total Short-Term Investments (Cost $105,691,961)		105,691,961
Total Investments — 105.7% (Cost $1,816,363,821)		1,760,198,809
Liabilities in Excess of Other Assets — (5.7)%		(94,658,681)
NET ASSETS — 100.0%		1,665,540,128

Percentages indicated are based on net assets.

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
Abbreviations
ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
CME	Chicago Mercantile Exchange
COP	Certificate of Participation
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
OYJ	Public Limited Company
RE	Reinsured
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2024.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(d)	The security or a portion of this security is on loan at November 30, 2024. The total value of securities on loan at November 30, 2024 is $3,435,153.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2024 is $1,450,177 or 0.09% of the Fund’s
net assets as of November 30, 2024.

(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(h)	The rate shown is the effective yield as of November 30, 2024.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of November 30, 2024.

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$6,572,455	$—	$6,572,455
Commercial Mortgage-Backed Securities	—	25,798,344	—	25,798,344
Corporate Bonds	—	408,533,055	—	408,533,055
Foreign Government Securities	—	27,254,471	—	27,254,471
Mortgage-Backed Securities	—	418,889,723	—	418,889,723
Municipal Bonds	—	7,009,599	—	7,009,599

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Supranational	$—	$17,618,379	$—	$17,618,379
U.S. Government Agency Securities	—	12,028,329	—	12,028,329
U.S. Treasury Obligations	—	730,802,493	—	730,802,493
Short-Term Investments
Investment Companies	102,155,840	—	—	102,155,840
Investment of Cash Collateral from Securities Loaned	3,536,121	—	—	3,536,121
Total Short-Term Investments	105,691,961	—	—	105,691,961
Total Investments in Securities	$105,691,961	$1,654,506,848	$—	$1,760,198,809
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.62% (a) (b)	$4,994,144	$11,297,647	$12,754,571	$(1,598)	$499	$3,536,121	3,536,121	$137,316	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (a) (b)	2,800,792	14,198,676	16,999,468	—	—	—	—	35,934	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (a) (b)	87,934,755	247,068,969	232,847,884	—	—	102,155,840	102,155,840	2,622,149	—
Total	$95,729,691	$272,565,292	$262,601,923	$(1,598)	$499	$105,691,961		$2,795,399	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.